NUVEEN Exchange-Traded Funds

MARCH 31, 1998

        Annual Report

DEPENDABLE, TAX-FREE INCOME
TO HELP YOU KEEP MORE OF
WHAT YOU EARN.

Photo of: 3 people sitting on steps of museum.

NXP
NXQ
NXR
NXC
NXN

Select
Portfolios

Highlights
As of March 31, 1998

   Contents
 1 Dear Shareholder
 3 Portfolio Manager's Comments
 4 NXP Performance Overview
 5 NXQ Performance Overview
 6 NXR Performance Overview
 7 NXC Performance Overview
 8 NXN Performance Overview
 9 Auditor's Report
10 Portfolio of Investments
31 Statement of Net Assets
32 Statement of Operations
34 Statement of Changes in Net Assets
35 Notes to Financial Statements
40 Financial Highlights
44 Building Better Portfolios
45 Fund Information

================================================================================
Credit Quality                Performance Highlights

Nuveen Select Tax-Free Income Portfolio (NXP)
                              o Stable Tax-Free Dividend for 11 Consecutive Months, after 18 Months at its Previous Rate
                              o Taxable Equivalent Yield of 8.22% for Investors in the 31% Federal Income Tax Bracket
                              o Four-Star Rating by Morningstar, Inc.*


PIE CHART:
AAA       40%
AA        10%
A         34%
BBB/NR    16%

Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                              o Taxable Equivalent Yield of 8.23% for Investors in the 31% Federal Income Tax Bracket
                              o Four-Star Rating by Morningstar, Inc.*
                              o 39% in Pre-Refunded Bonds


PIE CHART:
AAA       38%
AA        16%
A         33%
BBB/NR    13%

Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                              o Stable Tax-Free Dividend for 21 Consecutive
                              Months
                              o Taxable Equivalent Yield of 8.03% for Investors in the 31% Federal Income Tax Bracket
                              o 25% in Pre-Refunded Bonds


PIE CHART:
AAA       30%
AA        32%
A         21%
BBB/NR    17%

Nuveen Insured California Select Tax-Free Inc. Portfolio (NXC)
                              o Taxable Equivalent Total Return on Share Price of 20.07% for Investors in the Combined 37.4% Federal and State Income Tax Bracket
                              o Taxable Equivalent Yield of 8.26% for Investors in the Combined 37.4% Federal and State Income Tax Bracket
                              o 20% in Pre-Refunded Bonds


PIE CHART:
AAA       100%

Nuveen Insured New York Select Tax-Free Inc. Portfolio (NXN)
                              o Stable Tax-Free Dividend for 60 Consecutive
                              Months
                              o Taxable Equivalent Yield of 8.09% for Investors in the Combined 35.7% Federal and State Income Tax Bracket
                              o 27% in Pre-Refunded Bonds


PIE CHART:
AAA       100%


*Overall rating within the municipal bond category for the period ended March
 31, 1998. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. Both NXP and NXQ earned four stars for each of the three- and five-year periods ended 3/31/98. In an investment category, 10% of funds receive five stars and 22.5% receive four stars. 195 were rated for the 3-year period and 148 for the 5-year period, each ending 3/31/98.

Photo of: Anthony T. Dean
Chairman of the Board

Sidebar text: Wealth takes a lifetime to build.
Once achieved, it should be preserved.

Dear Shareholder

I'm pleased to report that over the past 12 months, the Select Portfolios continued to reward investors with dependable tax-free income. The Select Portfolios are a uniquely structured group of investments designed and managed to achieve income stability over a defined term. Over the past year, the dividends for these five portfolios were declared a total of 60 times with only three minor adjustments - an impressive track record despite a declining interest rate environment. As of March 31, 1998, shareholders were receiving current market yields that ranged from 5.17% to 5.68%. To match these yields, investors in the 31% federal income tax bracket would have had to earn between 7.49% and 8.23% on taxable alternatives.

For the year ended March 31, 1998, the Select Portfolios posted total returns on share price that ranged from 14.06% to 19.38%, equivalent to taxable returns of 16.88% to 22.27% for investors in the 31% federal income tax bracket (and applicable state tax bracket for the California and New York Portfolios). For shareholders in higher federal tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each portfolio on pages 4-8.


Municipal Market Review
The bond market enjoyed a period of bullish performance over the past year, as declining interest rates and low inflation provided the ideal backdrop for a rally in fixed-income investments, including municipal issues. Between the end of March 1997 and March 1998, the yield on 30-year Treasury bonds dropped from 7.10% to 5.93%, and the municipal market followed suit, with the yield on the Bond Buyer 40 falling from 5.95% to 5.27%. Much of this decline resulted from expectations that the Asian financial crisis would help keep inflation at moderate levels by restraining the prices of imported goods, reducing foreign demand for U.S. products and services, and slowing the U.S. economy. The lower interest rates also led to a heavy supply of municipal bonds, as new municipal bond issuance and the refinancing of existing bonds increased substantially.

In the coming months, we will be closely watching the development of several key factors that are likely to affect the future of the economy, including whether U.S. productivity continues to improve, whether businesses begin to experience bottlenecks in production capacity and availability of qualified employees, whether the growth rate of the money supply stabilizes, and whether fallout from the Asian crisis has a pronounced effect on the U.S. The outcome of these situations should set the tone for fixed-income markets during the remainder of the year.

Building Better Portfolios
Over the past century, Nuveen has consistently focused on helping investors like you sustain wealth through tax-efficient, risk-resistant investments like the Select Portfolios. The Nuveen Select Portfolios were established in 1992 as a source of dependable tax-free income with a set maturity schedule. Their fixed-portfolio structure, defined life cycle, and emphasis on income stability make these portfolios the ideal choice for investors who want the income and maturity of individual bonds enhanced by diversification and the ongoing surveillance provided by Nuveen.

For investors interested in creating a foundation for a well-balanced investment portfolio, our Select Portfolios can also be combined with other Nuveen funds. Nuveen now offers an expanding line of products and services designed to meet the needs of the accomplished investor. This includes the Nuveen Rittenhouse Growth Fund, an equity mutual fund that provides a tax-efficient approach to building and sustaining wealth through investments in blue chip companies with names you know. Investors seeking value and international diversification will join us in our anticipation of the introduction of the Nuveen European Value Fund, a growth and income portfolio that invests in the stocks of quality European companies. We encourage you to talk to your financial adviser about these funds as well as other Nuveen products and services to determine those that can best complement your current Nuveen investments.

When seeking quality investment
solutions that withstand the test of time, we hope that you continue to think of John Nuveen & Co. On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,


ANTHONY T. DEAN
Chairman of the Board

May 15, 1998



Sidebar text:
"Nuveen now offers an expanding line of products and services to meet the needs of the accomplished investor."

Nuveen Select Portfolios
Portfolio Manager's Comments
Portfolio manager Ron Toupin discusses portfolio performance, the municipal market, and key investment strategies for the Select Portfolios.

Performance Review
Over the past year, the Select Portfolios continued to achieve their goal of providing investors with a dependable stream of tax-free income. As Tony mentioned in his letter to shareholders, the portfolios have established impressive track records of competitive yields despite the steady decline of interest rates over the past year. Even with minor dividend reductions for three funds, the Select Portfolios continue to maintain attractive dividends. And one fund -- the Insured New York Portfolio -- has maintained its current dividend level for five years with no changes.

For the 12 months ended March 31, 1998, total returns on share price for the Select Portfolios ranged from 14.06% to 19.38%, providing taxable equivalent returns of 16.88% to 22.27% for investors in the 31% federal and applicable state tax bracket. In terms of total return on net asset value, the portfolios posted returns of 9.24% to 10.41% for the year, with most of the portfolios reporting increased total returns compared with the results provided in our September semiannual report to you. These increases resulted from price appreciation in the portfolios' bonds. With their exemption from income taxes, the Select Portfolios provide an excellent source of tax-free income and preservation of capital for investors in higher tax brackets.

Municipal Market Recap
Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. During this period, the performance of the municipal market was influenced by the heavy supply of new issues, especially insured bonds, that was stimulated by lower interest rates and the continued strength of the U.S. economy. Credit spreads remained tight, meaning that the price difference between high-quality and lower-quality bonds was unusually small.

As noted above, total returns for the year ended March 31, 1998, were higher than those reported to you last September for most of the portfolios due to the appreciation of portfolio holdings during the year. The bonds' appreciation can be attributed to three major trends in the municipal market:

o Declining interest rates: Since the portfolios were assembled in the higher interest rate environment of 1992, we have seen their underlying bonds appreciate in value as rates fell. These bonds have experienced price appreciation because they provide higher coupon rates than are available in the current marketplace.

o Pre-refundings: Declining interest rates also meant an increased number of pre-refundings. In a pre-refunding, a bond issue is essentially repaid early and becomes secured by U.S. government or agency securities until it can be called by the issuer. When bonds are pre-refunded and backed by Treasury securities, the credit quality of the bond improves and results in price appreciation. The Select Portfolios have large percentages of pre-refunded bonds, which should further enhance price stability and credit quality.

o Credit upgrades: The strong economy helped the municipal market to enhance its already solid credit profile, as evidenced by the fact that credit upgrades outnumbered downgrades by a margin of approximately 17 to 1 among the 2,879 credit rating revisions issued by Moody's in 1997. During the first quarter of 1998, upgrades continued to exceed downgrades by a significant margin. These upgrades, in turn, benefited individual bonds by increasing their value.

Key Strategies for the Future
Because stability of income is the primary portfolio objective, the amount of trading within the portfolios is limited, and we make changes only when we can enhance yield, credit quality, or portfolio structure. Beginning in 2001, many of the bonds in the Select Portfolios will be callable by their issuers. If interest rates at that time are still lower than the rates were in 1992 when the portfolios were assembled, we would start to see some deterioration of income because we would have to replace the called bonds with bonds paying lower market rates. If that is the case, we will attempt to pre-empt some of the bond calls by selling securities prior to their call dates during peak times in the market when we feel that we can replace them with high-quality municipal bonds offering attractive yields.

Nuveen Select Tax-Free Income Portfolio
Performance Overview
As of March 31, 1998

NXP

Fund Highlights
=============================================
Inception Date                           3/92
---------------------------------------------
Share Price                            15 7/8
---------------------------------------------
Net Asset Value                        $15.62
---------------------------------------------
Current Market Yield                    5.67%
---------------------------------------------
Taxable Equivalent Yield(1)             8.22%
---------------------------------------------
Net Assets ($000)                    $255,865
---------------------------------------------
Average Weighted Maturity (Years)       17.57
---------------------------------------------
Average Weighted Duration (Years)        5.05
---------------------------------------------

Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   14.06%         9.24%
---------------------------------------------
3-Year                    9.19%         8.33%
---------------------------------------------
5-Year                    7.29%         7.22%
---------------------------------------------
Since Inception           7.27%         7.91%
---------------------------------------------

Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------

1-Year                   16.88%        11.98%
---------------------------------------------
3-Year                   12.06%        11.16%
---------------------------------------------
5-Year                   10.20%        10.10%
---------------------------------------------
Since Inception          10.10%        10.74%
---------------------------------------------

Top 5 Sectors
=============================================
U.S. Guaranteed                           42%
---------------------------------------------
Tax Obligation (Limited)                  10%
---------------------------------------------
Health Care                                9%
---------------------------------------------
Multifamily Housing                        8%
---------------------------------------------
Single-Family Housing                      8%
---------------------------------------------

12-Month Dividends
Bar Chart:
4/97     0.0765
5/97     0.075
6/97     0.075
7/97     0.075
8/97     0.075
9/97     0.075
10/97    0.075
11/97    0.075
12/97    0.075
1/98     0.075
2/98     0.075
3/98     0.075


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen Select Tax-Free Income Portfolio 2
Performance Overview
As of March 31, 1998

NXQ

Fund Highlights
=============================================
Inception Date                           5/92
---------------------------------------------
Share Price                           15 5/16
---------------------------------------------
Net Asset Value                        $15.43
---------------------------------------------
Current Market Yield                    5.68%
---------------------------------------------
Taxable Equivalent Yield(1)             8.23%
---------------------------------------------
Fund Net Assets ($000)               $271,752
---------------------------------------------
Average Weighted Maturity (Years)       17.70
---------------------------------------------
Average Weighted Duration (Years)        3.98
---------------------------------------------

Annualized Total Return (at NAV)
=============================================
                 On Share Price        On NAV
---------------------------------------------

1-Year                   14.92%         9.34%
---------------------------------------------
3-Year                    9.44%         8.15%
---------------------------------------------
5-Year                    7.12%         7.14%
---------------------------------------------
Since Inception           6.49%         7.59%
---------------------------------------------

Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------

1-Year                   17.82%        12.08%
---------------------------------------------
3-Year                   12.33%        10.94%
---------------------------------------------
5-Year                   10.03%         9.96%
---------------------------------------------
Since Inception           9.29%        10.34%
---------------------------------------------

Top 5 Sectors
=============================================

U.S. Guaranteed                           39%
---------------------------------------------
Multifamily Housing                        9%
---------------------------------------------
Health Care                                9%
---------------------------------------------
Single-Family Housing                      8%
---------------------------------------------
Tax Obligation (General)                   8%
---------------------------------------------


12-Month Dividends
Bar Chart:
4/97     0.074
5/97     0.074
6/97     0.074
7/97     0.074
8/97     0.074
9/97     0.074
10/97    0.074
11/97    0.074
12/97    0.074
1/98     0.074
2/98     0.074
3/98     0.0725

1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen Select Tax-Free Income Portfolio 3
Performance Overview
As of March 31, 1998

NXR

Fund Highlights
=============================================
Inception Date                           7/92
---------------------------------------------
Share Price                          14 15/16
---------------------------------------------
Net Asset Value                        $14.96
---------------------------------------------
Current Market Yield                    5.54%
---------------------------------------------
Taxable Equivalent Yield(1)             8.03%
---------------------------------------------
Net Assets ($000)                    $193,899
---------------------------------------------
Average Weighted Maturity (Years)       18.25
---------------------------------------------
Average Weighted Duration (Years)        4.44
---------------------------------------------

Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   19.38%        10.24%
---------------------------------------------
3-Year                   11.16%         8.54%
---------------------------------------------
5-Year                    7.41%         7.01%
---------------------------------------------
Since Inception           5.94%         6.87%
---------------------------------------------

Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------

1-Year                   22.27%        12.90%
---------------------------------------------
3-Year                   14.06%        11.26%
---------------------------------------------
5-Year                   10.28%         9.75%
---------------------------------------------
Since Inception           8.67%         9.52%
---------------------------------------------

Top 5 Sectors
=============================================
U.S. Guaranteed                           26%
---------------------------------------------
Transportation                            17%
---------------------------------------------
Health Care                               15%
---------------------------------------------
Utilities                                 11%
---------------------------------------------
Multifamily Housing                       10%
---------------------------------------------


12-Month Dividends
Bar Chart:
4/97     0.069
5/97     0.069
6/97     0.069
7/97     0.069
8/97     0.069
9/97     0.069
10/97    0.069
11/97    0.069
12/97    0.069
1/98     0.069
2/98     0.069
3/98     0.069

1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen Insured California Select Tax-Free Income Portfolio
Performance Overview
As of March 31, 1998

NXC

Fund Highlights
=============================================
Inception Date                           6/92
---------------------------------------------
Share Price                           15 5/16
---------------------------------------------
Net Asset Value                        $15.21
---------------------------------------------
Current Market Yield                    5.17%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     7.49%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                8.26%
---------------------------------------------
Net Assets ($000)                     $95,164
---------------------------------------------
Average Weighted Maturity (Years)       18.64
---------------------------------------------
Average Weighted Duration (Years)        4.06
---------------------------------------------

Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------

1-Year                   16.52%        10.41%
---------------------------------------------
3-Year                    9.65%         8.17%
---------------------------------------------
5-Year                    6.47%         6.69%
---------------------------------------------
Since Inception           6.00%         6.87%
---------------------------------------------

Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------
1-Year                   20.07%        13.80%
---------------------------------------------
3-Year                   13.20%        11.61%
---------------------------------------------
5-Year                    9.99%        10.16%
---------------------------------------------
Since Inception           9.37%        10.23%
---------------------------------------------

Top 5 Sectors
=============================================
U.S. Guaranteed                           25%
---------------------------------------------
Tax Obligation (Limited)                  18%
---------------------------------------------
Water and Sewer                           15%
---------------------------------------------
Transportation                            15%
---------------------------------------------
Utilities                                 12%
---------------------------------------------


12-Month Dividends
Bar Chart:
4/97     0.067
5/97     0.067
6/97     0.067
7/97     0.067
8/97     0.067
9/97     0.067
10/97    0.067
11/97    0.067
12/97    0.067
1/98     0.067
2/98     0.067
3/98     0.066

1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 37.4%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Nuveen Insured New York Select Tax-Free Income Portfolio
Performance Overview
As of March 31, 1998

NXN

Fund Highlights
=============================================
Inception Date                           6/92
---------------------------------------------
Share Price                                15
---------------------------------------------
Net Asset Value                        $14.91
---------------------------------------------
Current Market Yield                    5.20%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     7.54%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                8.09%
---------------------------------------------
Net Assets ($000)                     $58,250
---------------------------------------------
Average Weighted Maturity (Years)       17.47
---------------------------------------------
Average Weighted Duration (Years)        4.44
---------------------------------------------

Annualized Total Return
=============================================
                 On Share Price        On NAV
---------------------------------------------

1-Year                   18.31%        10.07%
---------------------------------------------
3-Year                   10.58%         7.65%
---------------------------------------------
5-Year                    6.35%         6.35%
---------------------------------------------
Since Inception           5.60%         6.36%
---------------------------------------------

Taxable Equivalent Total Return(2)
=============================================
                 On Share Price        On NAV
---------------------------------------------

1-Year                   21.63%        13.18%
---------------------------------------------
3-Year                   13.91%        10.78%
---------------------------------------------
5-Year                    9.62%         9.48%
---------------------------------------------
Since Inception           8.73%         9.40%
---------------------------------------------

Top 5 Sectors
=============================================
U.S. Guaranteed                           31%
---------------------------------------------
Education and Civic Organizations         25%
---------------------------------------------
Water and Sewer                           10%
---------------------------------------------
Tax Obligation (Limited)                   9%
---------------------------------------------
Transportation                             7%
---------------------------------------------



12-Month Dividends
Bar Chart:

4/97     0.065
5/97     0.065
6/97     0.065
7/97     0.065
8/97     0.065
9/97     0.065
10/97    0.065
11/97    0.065
12/97    0.065
1/98     0.065
2/98     0.065
3/98     0.065

1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.7%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.7%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

              Report of Independent Auditors
              The Board of Trustees and Shareholders
              Nuveen Select Tax-Free Income Portfolio
              Nuveen Select Tax-Free Income Portfolio 2
              Nuveen Select Tax-Free Income Portfolio 3
              Nuveen Insured California Select Tax-Free Income Portfolio Nuveen Insured New York Select Tax-Free Income Portfolio

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Insured California Select Tax-Free Income Portfolio, and Nuveen Insured New York Select Tax-Free Income Portfolio as of March 31, 1998, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Insured California Select Tax-Free Income Portfolio, and Nuveen Insured New York Select Tax-Free Income Portfolio at March 31, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                        Ernst & Young LLP

                                        Chicago, Illinois
                                        May 11, 1998

                                                 Portfolio of Investments
                                                 Nuveen Select Tax-Free
                                                 Income Portfolio (NXP)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              ALABAMA - 0.2%

 $  535,000   Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds (Collateralized
                Home Mortgage Revenue Bond Program), 1994 Series A-1 Bonds,
                6.550%, 10/01/14                                                  4/04 at 102       Aaa    $   572,525


----------------------------------------------------------------------------------------------------------------------
              ARKANSAS - 1.1%

  2,500,000   Little Rock Health Facilities Board (Arkansas), Refunding Revenue Bonds (Baptist Medical
                Center/Parkway Village Project), Series 1992, 7.000%, 10/01/17    4/02 at 102         A      2,727,900


----------------------------------------------------------------------------------------------------------------------
              CALIFORNIA - 6.6%

  4,750,000   California State Public Works Board, Lease Revenue Bonds (California Community Colleges),
                1994 Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)          3/04 at 102       Aaa      5,515,795

  4,905,000   California Statewide Communities Development Authority, Revenue Certificates of
                Participation (Cedars-Sinai Medical Center), 6.500%, 8/01/15      8/02 at 102        A1      5,323,298
  3,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of
                Corrections), 1994 Series A (California State of Prison-Monterey County (Soledad II)),
                6.875%, 11/01/14 (Pre-refunded to 11/01/04)                      11/04 at 102       Aaa      3,505,740

    500,000   City of Contra Costa Water District (California), Water Revenue Bonds, Refunding
                Series 1997 H, 5.000%, 10/01/17                                  10/07 at 100       AA-        491,445

  2,000,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A,
                Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.625%, 7/01/18 7/03 at 102       Aaa      2,075,060


----------------------------------------------------------------------------------------------------------------------
              COLORADO - 7.4%

              Colorado Housing Finance Authority, Single Family Program Senior Revenue Bonds,
              Series 1992A-1:
  4,075,000     6.800%, 11/01/12                                                  5/02 at 102       AA+      4,345,336
  1,145,000     6.875%, 11/01/16                                                  5/02 at 102       AA+      1,219,723

 10,750,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D,
                7.750%, 11/15/13 (Alternative Minimum Tax)                       No Opt. Call      Baa1     13,483,940


----------------------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA - 0.4%

  1,000,000   District of Columbia, Hospital Revenue and Refunding Bonds (Medlantic Healthcare
                Group, Inc. Issue), Series 1996A, 5.750%, 8/15/16                 8/06 at 102       Aaa      1,050,970


----------------------------------------------------------------------------------------------------------------------
              FLORIDA - 3.1%

  7,000,000   State Board of Education of Florida, Public Education Capital Outlay Bonds, Series 1991-C,
                6.625%, 6/01/22 (Pre-refunded to 6/01/02)                         6/02 at 101       Aaa      7,725,060

    250,000   Escambia County, Florida, Pollution Control Revenue Bonds (Champion International
                Project), Series 1993, 5.875%, 6/01/22 (Alternative Minimum Tax) 12/03 at 102      Baa1        261,663


----------------------------------------------------------------------------------------------------------------------
              ILLINOIS - 12.1%

  1,260,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds (Loyola University of
                Chicago), Series 1991-A, 7.125%, 7/01/11 (Pre-refunded to 7/01/01)7/01 at 102        A1***   1,393,384

  3,000,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds (Loyola University of
                Chicago), Series 1989-A, 6.100%, 7/01/15 (Pre-refunded to 7/01/03)7/03 at 102        A1***   3,301,350

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              ILLINOIS - continued

 $2,365,000   Illinois Health Facilities Authority, Revenue Bonds and Revenue Refunding Bonds,
                Series 1992B (Evangelical Hospitals Corporation),
                6.500%, 4/15/09                                                  No Opt. Call       AA-    $ 2,652,182

  3,850,000   Illinois Health Facilities Authority, Revenue Bonds (Sarah Bush Lincoln Health Center),
                Series 1992, 7.250%, 5/15/22 (Pre-refunded to 5/15/02)            5/02 at 102       Aaa      4,355,621

  2,000,000   State of Illinois, General Obligation Bonds, Series of August 1994,
                5.875%, 8/01/14                                                   8/04 at 102        AA      2,144,560

              City of Chicago Heights, Illinois, General Obligation Bonds, Series 1993 (Corporate
              Purpose Bonds):
  3,820,000     5.650%, 12/01/15                                                 12/08 at 100       Aaa      3,997,324
  2,600,000     5.650%, 12/01/17                                                 12/08 at 100       Aaa      2,733,380

  7,000,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A, 6.600%, 11/15/22
                (Pre-refunded to 11/15/02)                                       11/02 at 102       Aaa      7,834,680

  2,500,000   Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and Will
                Counties in Illinois), General Obligation Bonds, Series 1993A,
                5.800%, 6/01/13                                                   6/03 at 102       Aaa      2,654,250


----------------------------------------------------------------------------------------------------------------------
              INDIANA - 2.7%

  3,000,000   Indiana Bond Bank, Special Hospital Program (Hendricks Community Hospital Financing
                Program), Series 1992A, 7.125%, 4/01/13                           4/02 at 102        A+      3,312,330

              Indiana Bond Bank, Special Program Bonds, Series 1992 A:
  1,000,000     7.000%, 8/01/12                                                   2/02 at 102        A+      1,088,000
  2,250,000     7.000%, 8/01/18                                                   2/02 at 102        A+      2,437,313


----------------------------------------------------------------------------------------------------------------------
              IOWA - 1.1%

  2,565,000   Woodbury County, Iowa, Hospital Facility Revenue Bonds (St. Luke's Regional Medical
                Center Project), Series 1991A, 6.750%, 3/01/21 (Pre-refunded
                to 3/01/01)                                                       3/01 at 102       Aaa      2,798,133


----------------------------------------------------------------------------------------------------------------------
              KANSAS - 4.1%

  9,000,000   City of Wichita, Kansas, Revenue Bonds (CSJ Health System of Wichita, Inc.),
                Series 1985 XXV (Remarketed), 7.200%, 10/01/15                   11/01 at 102        A+     10,404,450


----------------------------------------------------------------------------------------------------------------------
              KENTUCKY - 1.4%

  3,230,000   Lexington-Fayette Urban County Government (Kentucky), Governmental Project Revenue
                Bonds, Series 1994 (University of Kentucky Alumni Association, Inc. Commonwealth
                Library Project), 6.750%, 11/01/15                               11/04 at 102       Aaa      3,682,200


----------------------------------------------------------------------------------------------------------------------
              MAINE - 2.3%

              Maine Educational Loan Authority, Educational Loan Revenue Bonds,
                Series 1992A-1 (Supplemental Educational Loan Program):
  1,940,000     6.800%, 12/01/07 (Alternative Minimum Tax)                       12/02 at 102       Aaa      2,095,821
  2,195,000     7.000%, 12/01/16 (Alternative Minimum Tax)                       12/02 at 102       Aaa      2,375,978

  1,210,000   Maine Educational Loan Authority, Educational Loan Revenue Bonds, Series 1992A-2
                (Supplemental Educational Loan Program), 7.150%, 12/01/16
                (Alternative Minimum Tax)                                        12/02 at 102         A      1,314,544

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              MASSACHUSETTS - 0.9%

 $2,000,000   Plymouth County (Massachusetts), Certificates of Participation (Plymouth County
                Correctional Facility), Series A, 7.000%, 4/01/22                10/02 at 102       AA-    $ 2,240,480


----------------------------------------------------------------------------------------------------------------------
              MISSISSIPPI - 1.6%

  3,600,000   Calhoun County (Mississippi), Solid Waste Disposal Revenue Bonds    4/07 at 103         A      4,083,912
                (Weyerhauser Company Project), Series 1992, 6.875%, 4/01/16 (Alternative Minimum Tax)


----------------------------------------------------------------------------------------------------------------------
              NEW HAMPSHIRE - 4.1%

 10,000,000   New Hampshire Housing Finance Authority, Multi-Family Housing Revenue Refunding
                Bonds, 1991 Series 1, 7.050%, 7/01/11                             7/01 at 102        A1     10,560,800


----------------------------------------------------------------------------------------------------------------------
              NEW YORK - 11.7%

  2,090,000   New York Local Government Assistance Corporation, New York, Series 1991B,
                7.000%, 4/01/21 (Pre-refunded to 4/01/01)                         4/01 at 100       Aaa      2,264,682

  1,365,000   New York Local Government Assistance Corporation (A Public Benefit Corporation of the
                State of New York), Series 1991D Bonds, 7.000%, 4/01/18
                (Pre-refunded to 4/01/02)                                         4/02 at 102       Aaa      1,532,076

              New York Medical Care Facilities Finance Agency, Mental Health
              Services Facilities Improvement Revenue Bonds, 1991 Series D:
  1,395,000     7.400%, 2/15/18 (Pre-refunded to 2/15/02)                         2/02 at 102     A-***      1,576,922
  1,425,000     7.400%, 2/15/18                                                   2/02 at 102     A-         1,597,482

  4,465,000   New York State Dormitory Authority, State University Educational Facilities Revenue
                Bonds, Series 1991A, 7.250%, 5/15/18 (Pre-refunded to 5/15/02)    5/02 at 102       Aaa      5,065,989

              New York State Medical Care Facilities Finance Agency, Mental
              Health Services Facilities Improvement Revenue Bonds, 1991 Series
              A:
    180,000     7.500%, 2/15/21 (Pre-refunded to 2/15/01)                         2/01 at 102       Aaa        199,901
    900,000     7.500%, 2/15/21                                                   2/01 at 102        A-        989,046

  7,250,000   Metropolitan Transportation Authority (New York), Commuter Facilities 1987 Service
                Contract Bonds, Series 5, 7.000%, 7/01/12                         7/01 at 102      Baa1      7,914,825

  3,000,000   Metropolitan Transportation Authority (New York), Transit Facilities Service Contract
                Bonds, Series N, 6.000%, 7/01/11                                  7/02 at 100      Baa1      3,117,960

  5,170,000   The City of New York, New York, General Obligation Bonds, Fiscal 1995 Series A,
                6.250%, 8/01/10                                               8/04 at 101 1/2        A3      5,579,257


----------------------------------------------------------------------------------------------------------------------
              OHIO - 1.2%

  2,840,000   Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed
                Securities), 1997 Series A1, 6.050%, 9/01/17 (Alternative Minimum Tax)9/07 at 102   AAA      3,005,572


----------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA - 5.0%

  2,500,000   Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Thomas Jefferson
                University), 1992 Series A, 6.625%, 8/15/09                       8/02 at 102         A      2,757,075

  1,495,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1992-33, 6.900%, 4/01/17                                   4/02 at 102       AA+      1,592,205
  7,235,000   Delaware County Authority (Pennsylvania), First Mortgage Revenue Bonds (The Dunwoody
                Project), Series 1992, 8.125%, 4/01/17 (Pre-refunded to 4/01/02)  4/02 at 102    N/R***      8,368,507

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              SOUTH CAROLINA - 3.8%

 $5,000,000   South Carolina Housing Finance and Development Authority, Multifamily Housing
                Revenue Bonds, 1992 Series A, 6.875%, 11/15/23                    5/02 at 102       Aaa    $ 5,290,150

  4,060,000   York County (South Carolina), Public Facilities Corporation, Certificates of Participation (York
                County Justice Center Project), Series 1991, 7.500%, 6/01/11
                (Pre-refunded to 6/01/01)                                         6/01 at 102       Aaa      4,539,811


----------------------------------------------------------------------------------------------------------------------
              TENNESSEE - 2.4%

  5,750,000   Memphis-Shelby County Airport Authority (Tennessee), Airport Special Facilities and Project
                Revenue Bonds (Federal Express Corporation), Series 1993, 6.200%, 7/01/14
                (Alternative Minimum Tax)                                         7/03 at 102       BBB      6,080,625


----------------------------------------------------------------------------------------------------------------------
              TEXAS - 9.6%

  9,825,000   Harris County Health Facilities Development Corporation (Texas), Hospital Revenue Bonds
                (Memorial Hospital System Project), Series 1992, 7.125%, 6/01/15
                (Pre-refunded to 6/01/02)                                         6/02 at 102        A2     11,111,977

  4,000,000   Port of Corpus Christi Authority of Nueces County (Texas), Pollution Control Revenue Bonds
                (Hoechst Celanese Corporation), Series 1992, 6.875%, 4/01/17
                (Alternative Minimum Tax)                                         4/02 at 102        A+      4,375,720

  3,500,000   Red River Authority (Texas), Pollution Control Revenue Bonds (Hoechst Celanese Corporation),
                Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)            4/02 at 102        A+      3,828,755

  3,085,000   City of San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992,
                6.000%, 5/15/16                                                   5/02 at 100       Aaa      3,254,798

              City of San Antonio, Texas, Water System Revenue and Refunding Bonds, Series 1992:
    465,000     6.000%, 5/15/16                                                  No Opt. Call       Aaa        514,564
  1,450,000     6.000%, 5/15/16                                                   5/02 at 100       Aaa      1,551,457


----------------------------------------------------------------------------------------------------------------------
              VIRGINIA - 2.1%

  5,070,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992 Series A,
                7.100%, 1/01/17                                                   1/02 at 102       Aa1      5,322,385


----------------------------------------------------------------------------------------------------------------------
              WASHINGTON - 9.0%

  2,750,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1992 (Sacred Heart
                Medical Center, Spokane), 6.875%, 2/15/12                         2/02 at 102       AA-      3,004,238

 10,000,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds,
                Series 1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)           7/01 at 102       Aaa     10,986,700

  2,500,000   Public Utility District Number 1 of Snohomish County, Washington, Electric System
                Refunding Revenue Bonds, Series 1991 A, 7.000%, 1/01/16           1/01 at 102        A1      2,689,125

  5,700,000   Public Utility District Number 1 of Snohomish County, Washington, Generation System
                Revenue Bonds, Series 1989, 6.750%, 1/01/12                       1/02 at 102       Aaa      6,311,724


----------------------------------------------------------------------------------------------------------------------
              WEST VIRGINIA - 1.3%

  1,000,000   West Virginia Housing Development Fund, Housing Finance Bonds, 1992 Series A,
                7.000%, 5/01/24                                                   5/02 at 103       Aaa      1,087,400

  1,885,000   Marshall County, West Virginia, Special Obligation Refunding Bonds, Series 1992,
                6.500%, 5/15/10                                                  No Opt. Call       AAA      2,146,241

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              WISCONSIN - 2.1%

 $5,000,000   Wisconsin Housing and Economic Development Authority, Multi-Family Housing
                Revenue Bonds, 1992 Series B, 7.050%, 11/01/22                    4/02 at 102        A1    $ 5,381,549


----------------------------------------------------------------------------------------------------------------------
              WYOMING - 1.2%

  3,000,000   Wyoming Community Development Authority, Single Family Mortgage Revenue Bonds
                (Federally Insured or Guaranteed Mortgage Loans), Series 1988-G, 7.200%, 6/01/10
                (Alternative Minimum Tax)                                        11/01 at 103        AA      3,208,169

----------------------------------------------------------------------------------------------------------------------
$228,145,000  Total Investments - (cost $223,878,662) - 98.5%                                              252,006,034
============
              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.5%                                                           3,858,715
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $255,864,749
              ========================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

See accompanying notes to financial statements.

                                                 Portfolio of Investments
                                                 Nuveen Select Tax-Free
                                                 Income Portfolio 2 (NXQ)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              CALIFORNIA 5.1%

 $3,250,000   California State Public Works Board, Lease Revenue Bonds (California Community Colleges),
                1994 Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)          3/04 at 102       Aaa    $ 3,773,965

  2,000,000   State Public Works Board of the State of California, Lease Revenue Refunding Bonds (The
                Regents of the University of California), 1993 Series A (Various University of
                California Projects), 5.500%, 6/01/14                            No Opt. Call       Aa3      2,132,780

  5,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of
                Corrections), 1994 Series A (California State of Prison-Monterey County (Soledad II)),
                6.875%, 11/01/14 (Pre-refunded to 11/01/04)                      11/04 at 102       Aaa      5,842,900

    500,000   City of Contra Costa Water District (California), Water Revenue Bonds, Refunding
                Series 1997 H, 5.000%, 10/01/17                                  10/07 at 100       AA-        491,445

    500,000   County of Contra Costa, California (Merrithew Memorial Hospital Replacement
                Project), Refunding Series of 1997, 5.375%, 11/01/17             11/07 at 102       Aaa        508,040

  1,000,000   City of Fresno, California, Health Facility Revenue Refunding Bonds, Series 1993A
                (Holy Cross Health System Corporation), 5.625%, 12/01/15         12/03 at 102       Aaa      1,038,160


----------------------------------------------------------------------------------------------------------------------
              COLORADO - 6.3%

  4,130,000   Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1992A-3,
                7.000%, 11/01/24 (Alternative Minimum Tax)                        5/02 at 102       AA+      4,399,441

  9,130,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992B,
                7.250%, 11/15/12 (Alternative Minimum Tax)                       11/02 at 102      Baa1     10,169,177

  2,335,000   Denver City and County, Airport System Revenue Bonds, Series 1992B, 7.250%, 11/15/12
                (Alternative Minimum Tax) (Pre-refunded to 11/15/02)             11/02 at 102       Aaa      2,672,431


----------------------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA - 5.1%

  7,500,000   District of Columbia (Washington, D.C.), General Obligation Bonds, Series 1992B,
                6.300%, 6/01/12                                                   6/02 at 102       Aaa      8,137,725

  4,600,000   District of Columbia, Hospital Revenue Refunding Bonds (Washington Hospital Center),
                Series 1992-A, 7.125%, 8/15/19 (Pre-refunded to 8/15/02)          8/02 at 102        A3***   5,186,086

    500,000   District of Columbia, Hospital Revenue and Refunding Bonds (Medlantic Healthcare Group,
                Inc. Issue), Series 1996A, 5.750%, 8/15/16                        8/06 at 102       Aaa        525,485


----------------------------------------------------------------------------------------------------------------------
              FLORIDA - 3.3%

  8,180,000   Hillsborough County (Florida), Environmentally Sensitive Land
                Acquisition and Protection Program Bonds, Series 1992,
                6.375%, 7/01/11                                                   7/02 at 102         A      8,872,192


----------------------------------------------------------------------------------------------------------------------
              ILLINOIS - 12.0%

  3,750,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds (Columbia College),
                Series 1992, 6.875%, 12/01/17                                    12/04 at 100       BBB      4,141,913

  2,500,000   Illinois Educational Facilities Authority, Revenue Bonds, Series 1993 (Columbia College),
                6.125%, 12/01/18                                                 12/03 at 102       BBB      2,575,975

  8,500,000   Chicago Metropolitan Housing Development Corporation (Illinois), Housing Development
                Revenue Refunding Bonds (FHA-Insured Mortgage Loans-Section 8 Assisted Projects),
                Series 1992A, 6.800%, 7/01/17                                     7/02 at 102        AA      9,021,135

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              ILLINOIS - continued

 $8,070,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A, 6.600%, 11/15/22
                (Pre-refunded to 11/15/02)                                       11/02 at 102       Aaa    $ 9,032,267

              Metropolitan Pier and Exposition Authority (Illinois), McCormick
              Place Expansion Project Bonds, Series 1992A:
  2,205,000     6.500%, 6/15/22 (Pre-refunded to 6/15/03)                         6/03 at 102       Aaa      2,475,157
     45,000     6.500%, 6/15/22                                                   6/03 at 102        A+         49,186

  5,000,000   Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and Will Counties
                in Illinois), General Obligation Bonds, Series 1993A,
                5.800%, 6/01/13                                                   6/03 at 102       Aaa      5,308,500


----------------------------------------------------------------------------------------------------------------------
              INDIANA - 5.8%

 10,000,000   Indiana Educational Facilities Authority, Educational Facilities Refunding Revenue Bonds
                (Butler University Project), Series 1992A, 6.600%, 1/01/18        1/02 at 102       Aaa     10,911,000

  2,005,000   Howard County Jail and Juvenile Detention Center Corporation (Indiana), First Mortgage
                Revenue Bonds, Series 1992, 6.850%, 1/01/12
                (Pre-refunded to 1/01/02)                                         1/02 at 102     A1***      2,220,016

  2,400,000   Westfield-Washington South School Building Corporation (Indiana), First Mortgage Revenue
                Bonds (Series 1992), 6.500%, 7/15/13 (Pre-refunded to 7/15/02)    7/02 at 102      A***      2,657,064


----------------------------------------------------------------------------------------------------------------------
              KENTUCKY - 2.3%

              Kentucky Housing Corporation, Housing Revenue Bonds (Federally
              Insured or Guaranteed Mortgage Loans), Series 1992A:
  4,455,000     6.600%, 7/01/11                                                   7/02 at 102       Aaa      4,722,701
  1,535,000     6.700%, 7/01/17                                                   7/02 at 102       Aaa      1,626,379


----------------------------------------------------------------------------------------------------------------------
              LOUISIANA - 4.7%

 11,425,000     Louisiana Public Facilities Authority, Revenue Bonds, 1992
                Series, Tulane University of Louisiana, 6.625%, 11/15/21
                (Pre-refunded to 11/15/02)                                       11/02 at 102     A1***     12,758,183


----------------------------------------------------------------------------------------------------------------------
              MASSACHUSETTS - 2.7%

  3,000,000   Massachusetts Health and Educational Facilities, Revenue Bonds (Jordan Memorial
                Hospital Issue), Series 1992C, 6.875%, 10/01/22                  10/02 at 102        A-      3,279,840

              Massachusetts State General Obligation Refunding Bonds, Series 1991-B:
  2,045,000     6.500%, 8/01/11 (Pre-refunded to 8/01/01)                         8/01 at 102       Aaa      2,233,713
  1,585,000     6.500%, 8/01/11                                                   8/01 at 102       AA-      1,718,061


----------------------------------------------------------------------------------------------------------------------
              MICHIGAN - 1.6%

  3,565,000   City of Royal Oak (Michigan), Hospital Finance Authority, Revenue Bonds (Beaumont
                Properties, Inc.), Series 1992E, 6.625%, 1/01/19                  1/02 at 102       AA-      3,860,574

    435,000   Royal Oak Hospital Finance Authority, Revenue Bonds, Series 1992-E (Beaumont Properties
                Inc), 6.625%, 1/01/19 (Pre-refunded to 1/01/02)                   1/02 at 102       Aaa        479,057


----------------------------------------------------------------------------------------------------------------------
              MONTANA - 0.8%

  2,065,000   City of Billings, Montana, Tax Increment Urban Renewal Bonds, Refunding Series 1992,
                7.100%, 3/01/08                                                   3/02 at 101       Baa      2,258,284

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              NEVADA - 0.2%

 $  500,000   Clark County, Nevada, General Obligation (Limited Tax), Las Vegas Convention and Visitors
                Authority Bonds, Series September 1, 1996, 5.500%, 7/01/17        7/06 at 101       Aaa    $   516,050


----------------------------------------------------------------------------------------------------------------------
              NEW YORK - 11.0%

  2,695,000   Dormitory Authority of the State of New York, State University Educational Facilities,
                Revenue Bonds, Series 1989B, 7.250%, 5/15/15
                (Pre-refunded to 5/15/00)                                         5/00 at 102       Aaa      2,927,875

  4,000,000   New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured
                Mortgage Revenue Bonds, 1994 Series A (AMBAC Insured Series), 6.750%, 8/15/14
                (Pre-refunded to 2/15/05)                                         2/05 at 102       Aaa      4,628,120

  3,850,000   Metropolitan Transportation Authority (New York), Transit Facilities Service Contract
                Bonds, Series N, 6.000%, 7/01/11                                  7/02 at 100      Baa1      4,001,382

              New York City, General Obligation Bonds, Fiscal 1992 Series H:
  7,035,000     7.100%, 2/01/11 (Pre-refunded to 2/01/02)                     2/02 at 101 1/2        A3***   7,841,211
    965,000     7.100%, 2/01/11                                               2/02 at 101 1/2        A3      1,061,693
  2,725,000     7.100%, 2/01/12 (Pre-refunded to 2/01/02)                     2/02 at 101 1/2        A3***   3,037,285
    425,000     7.100%, 2/01/12                                               2/02 at 101 1/2        A3        466,799

  5,000,000   Triborough Bridge and Tunnel Authority, Convention Center Project Bonds, Series E,
                7.250%, 1/01/10                                                  No Opt. Call      Baa1      5,950,650


----------------------------------------------------------------------------------------------------------------------
              OHIO - 2.4%

  2,800,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia Health System), Series 1995,
                6.250%, 8/15/14 (Pre-refunded to 8/15/05)                         8/05 at 102    AAA(p)      3,175,928

  3,000,000   County of Erie, Ohio, Hospital Improvement and Refunding Revenue Bonds, Series 1992
                (Firelands Community Hospital Project), 6.750%, 1/01/15           1/02 at 102         A      3,257,160


----------------------------------------------------------------------------------------------------------------------
              OKLAHOMA - 2.4%

  6,000,000   Water and Sewer System Revenue Bonds, Series 1992A, Oklahoma City Water Utilities
                Trust, Oklahoma City, Oklahoma, 6.400%, 7/01/17                   7/02 at 100       Aaa      6,452,820


----------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA - 2.6%

  6,295,000   Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Bonds (City of
                Philadelphia Funding Program), Series of 1992, 6.800%, 6/15/22
                (Pre-refunded to 6/15/02)                                         6/02 at 100       Aaa      6,935,013


----------------------------------------------------------------------------------------------------------------------
              RHODE ISLAND - 2.3%

  5,500,000     Rhode Island Depositors Economic Corporation, Special Obligation
                Bonds, 1992 Series A, 6.900%, 8/01/13 (Pre-refunded to 8/01/02)   8/02 at 102       Aaa      6,186,565



----------------------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA - 2.8%

  7,000,000   Richland County (South Carolina), Solid Waste Disposal Facilities Revenue Bonds (Union
                Camp Corporation Project), Series 1992-A, 6.750%, 5/01/22
                (Alternative Minimum Tax)                                         5/02 at 102       A1       7,634,760


----------------------------------------------------------------------------------------------------------------------
              TENNESSEE - 5.3%

  8,895,000   Tennessee Housing Development Agency, Homeownership Program Bonds, Issue WR,
                Series 1992, 6.800%, 7/01/17                                      7/02 at 102        AA      9,447,291

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TENNESSEE - continued

 $4,500,000   Memphis-Shelby County Airport Authority (Tennessee), Special Facilities Revenue Bonds,
                Series 1984 (Federal Express Corporation), 7.875%, 9/01/09        9/01 at 103       BBB    $ 5,056,920


----------------------------------------------------------------------------------------------------------------------
              TEXAS - 7.8%

  3,275,000   Bexar County (Texas), Health Facilities Development Corporation, Hospital Revenue Bonds
                (Baptist Memorial Hospital System Project), Series 1994, 6.900%, 2/15/14
                (Pre-refunded to 8/15/04)                                         8/04 at 102       Aaa      3,791,566

  4,790,000   Cleveland Housing Corporation (Texas), Mortgage Revenue Refunding Bonds, Series 1992-C
                (FHA Insured-Section 8), 7.375%, 7/01/24                          1/01 at 102       Aaa      5,065,473

  2,500,000   Harris County Health Facilities Development Corporation, Texas Children's Hospital Project,
                Series 1995, 5.500%, 10/01/16                                    10/05 at 102       Aaa      2,563,200

  7,600,000   Port of Corpus Christi Authority of Nueces County (Texas), Pollution Control Revenue Bonds
                (Hoechst Celanese Corporation), Series 1992, 6.875%, 4/01/17
                (Alternative Minimum Tax)                                         4/02 at 102        A+      8,313,868

  1,460,000   Red River Authority (Texas), Pollution Control Revenue Bonds (Hoechst Celanese Corporation),
                Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)            4/02 at 102        A+      1,597,138


----------------------------------------------------------------------------------------------------------------------
              UTAH - 1.1%

  1,185,000   Utah Housing Finance Agency, Single Family Mortgage Purchase Refunding Senior Bonds,
                Series 1992, 6.800%, 1/01/12                                      7/02 at 102       Aa1      1,258,577

  1,655,000   Municipal Building Authority of Ogden City School District, Weber County, Utah, Lease
                Revenue Bonds (Central Middle School Project), Series 1992, 6.700%, 1/01/12
                (Pre-refunded to 7/01/02)                                         7/02 at 101        A3***   1,827,219


----------------------------------------------------------------------------------------------------------------------
              VERMONT - 1.5%

  3,600,000   Vermont Industrial Development Authority, Industrial Development Refunding Revenue
                Bonds (Stanley Works Project), Series 1992, 6.750%, 9/01/10       9/02 at 102         A      3,913,272


----------------------------------------------------------------------------------------------------------------------
              VIRGINIA - 0.8%

  2,000,000   Industrial Development Authority of Covington-Alleghany County, Virginia, Hospital Facility
                Revenue Bonds (Alleghany Regional Hospital), Series 1992, 6.625%, 4/01/12
                (Pre-refunded to 4/01/02)                                         4/02 at 102     A-***      2,208,799


----------------------------------------------------------------------------------------------------------------------
              WASHINGTON - 3.9%

              Washington Public Power Supply System, Nuclear Project No. 3, Refunding Revenue Bonds,
              Series 1991A:
  3,600,000     6.750%, 7/01/11 (Pre-refunded to 7/01/01)                         7/01 at 102       Aa1***   3,941,639
  6,160,000     6.500%, 7/01/18 (Pre-refunded to 7/01/01)                         7/01 at 102       Aa1***   6,698,260


----------------------------------------------------------------------------------------------------------------------
              WEST VIRGINIA - 0.7%

  1,750,000   West Virginia School Building Authority, Capital Improvement Revenue Bonds, Series 1992-A,
                6.625%, 7/01/22 (Pre-refunded to 7/01/02)                         7/02 at 102      A***      1,941,712

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              WISCONSIN - 3.9%

 $10,000,000  Wisconsin Housing and Economic Development Authority, Multi-Family Housing Revenue
                Bonds, 1992 Series D, 7.200%, 11/01/13 (Alternative Minimum Tax)  4/02 at 102        A1    $10,626,799

----------------------------------------------------------------------------------------------------------------------
$243,970,000  Total Investments - (cost $241,467,268) - 98.4%                                              267,403,876
============
              Temporary Investments in Short-Term Municipal Securities - 0.4%

$  1,000,000  Burke County Development Authority, Pollution Control Revenue Bonds, Series 1994
============    (Georgia Power Company Plant Vogtle Project),
                Fifth Series 1994, 3.750%, 7/01/24+                                              VMIG-1      1,000,000

              --------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.2%                                                           3,347,724
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $271,751,600
              ========================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

(p) Rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 Portfolio of Investments
                                                 Nuveen Select Tax-Free
                                                 Income Portfolio 3 (NXR)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              CALIFORNIA - 2.9%

 $3,000,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of
                Corrections), 1994 Series A (California State of Prison-Monterey County (Soledad II)),
                6.875%, 11/01/14 (Pre-refunded to 11/01/04)                      11/04 at 102       Aaa    $ 3,505,740

    500,000   City of Fresno, California, Health Facility Revenue Refunding Bonds (Holy Cross
                Health System Corporation), 5.625%, 12/01/18                     12/03 at 102       Aaa        516,125

  1,530,000   City of Torrance (California), Hospital Revenue Bonds (Little Company of Mary Hospital
                Project), Series 1992, 6.875%, 7/01/15                            7/02 at 102         A      1,665,726


----------------------------------------------------------------------------------------------------------------------
              COLORADO - 6.9%

  2,500,000   City of Colorado Springs, Colorado, Utilities System Refunding Revenue Bonds,
                Series 1992A, 6.125%, 11/15/20                                   11/02 at 100        AA      2,658,050

  1,500,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D,
                7.750%, 11/15/13 (Alternative Minimum Tax)                       No Opt. Call      Baa1      1,881,480

              City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992B:
    815,000     7.250%, 11/15/23 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)11/02 at 102   Aaa        932,776
  3,185,000     7.250%, 11/15/23 (Alternative Minimum Tax)                       11/02 at 102      Baa1      3,554,556

              City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992C:
    470,000     6.750%, 11/15/13 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)11/02 at 102   Aaa        527,711
  3,530,000     6.750%, 11/15/13 (Alternative Minimum Tax)                       11/02 at 102      Baa1      3,851,865


----------------------------------------------------------------------------------------------------------------------
              CONNECTICUT - 0.1%

    250,000   Connecticut Health & Educational Facilities Authority, Revenue Bonds, Series 1992-A,
                Bridgeport Hospital Issue, 6.625%, 7/01/18                        7/02 at 102       Aaa        273,643


----------------------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA - 3.5%

  4,245,000   District of Columbia (Washington, D.C.), General Obligation Bonds, Series 1993 E,
                6.000%, 6/01/13                                                   6/03 at 102       Aaa      4,598,693

  2,000,000   District of Columbia, Hospital Revenue Refunding Bonds (Washington Hospital Center),
                Series 1992-A, 7.125%, 8/15/19 (Pre-refunded to 8/15/02)          8/02 at 102        A3***   2,254,820


----------------------------------------------------------------------------------------------------------------------
              FLORIDA - 2.3%

  3,865,000   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium Project), Series 1992,
                7.550%, 5/01/12 (Pre-refunded to 5/01/02)                         5/02 at 102    N/R***      4,401,076


----------------------------------------------------------------------------------------------------------------------
              GEORGIA - 2.4%

              Fulco Hospital Authority, Refunding Revenue Anticipation
              Certificates (Georgia Baptist Health Care System Project), Series
              1992B:
  2,250,000     6.250%, 9/01/13 (Pre-refunded to 9/01/02)                         9/02 at 102      Baa1***   2,470,095
  2,000,000     6.375%, 9/01/22 (Pre-refunded to 9/01/02)                         9/02 at 102      Baa1***   2,205,620


----------------------------------------------------------------------------------------------------------------------
              ILLINOIS - 14.1%

  1,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992C (Evangelical Hospitals
                Corporation), 6.250%, 4/15/22                                    No Opt. Call       AA-      1,714,440

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              ILLINOIS - continued

$ 4,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992B (Franciscan Sisters
                Health Care Corporation Project), 6.625%, 9/01/13                 9/02 at 102       Aaa    $ 4,380,600

  1,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992 (Mercy Center for
                Health Care Services), 6.650%, 10/01/22                          10/02 at 102      Baa1      1,074,850

  7,750,000   The Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds,
                1992 Series A, 6.375%, 1/01/15                                    1/03 at 102        A1      8,358,530

  3,000,000   Village of Bryant, Illinois, Pollution Control Revenue Refunding Bonds (Central Illinois
                Light Company Project), Series 1992, 6.500%, 2/01/18              2/02 at 102       Aa2      3,205,680

  2,500,000   Chicago Metropolitan Housing Development Corporation (Illinois), Housing Development
                Revenue Refunding Bonds (FHA-Insured Mortgage Loans-Section 8 Assisted Projects),
                Series 1992A, 6.850%, 7/01/22                                     7/02 at 102        AA      2,661,850

  2,550,000   City of Chicago, Illinois, Mortgage Revenue Bonds, Series 1992 (FHA Insured Mortgage
                Loan-Lakeview Towers Project), 6.600%, 12/01/20                  12/02 at 102       AAA      2,689,332

  1,700,000   City of Chicago, Chicago-O'Hare International Airport, General Airport Second Lien
                Revenue Refunding Bonds, 5.600%, 1/01/18
                (Alternative Minimum Tax)                                         1/03 at 102       Aaa      1,739,117

  1,360,000   Board of Regents of Sangamon State University (Illinois), Auxiliary Facilities System,
                Revenue Bonds, Series 1992, 6.375%, 10/01/17
                (Pre-refunded to 10/01/02)                                       10/02 at 102       Aaa      1,506,554


----------------------------------------------------------------------------------------------------------------------
              INDIANA - 5.5%

  4,000,000   Indiana State Office Building Commission Correctional Facilities Program, Revenue Bonds,
                Series 1991, 6.375%, 7/01/16 (Pre-refunded to 12/01/01)          12/01 at 102    AA-***      4,373,400

  1,205,000   Allen County, Indiana, Refunding Certificates of Participation, Series 1991,
                 6.500%, 11/01/17                                                 5/02 at 101       Aa3      1,306,316

  2,000,000   School Building Corporation of Warren Township (Marion County, Indiana), First Mortgage
                Bonds, Series 1992A, 6.000%, 7/15/12                              7/02 at 102         A      2,115,700

  2,725,000   Warrick County, Indiana, Adjustable Rate Environmental Improvement Revenue Bonds,
                1993 Series B (Southern Indiana Gas and Electric Company Project), 6.000%, 5/01/23
                (Alternative Minimum Tax)                                         5/03 at 102        AA      2,842,829


----------------------------------------------------------------------------------------------------------------------
              KENTUCKY - 2.6%

    500,000   County of Trimble, Kentucky, Pollution Control Revenue Bonds, 1990 Series B (Louisville
                Gas and Electric Company Project), 6.550%, 11/01/20 (Alternative Minimum Tax)
                (Pre-refunded to 9/16/02)                                         9/02 at 102       Aaa        553,355

  4,080,000   Trimble County, Kentucky, Pollution Control Revenue Bonds (Louisville Gas and Electric
                Company Project), Series 1990-B, 6.550%, 11/01/20
                (Alternative Minimum Tax)                                         9/02 at 102       Aa2      4,429,452


----------------------------------------------------------------------------------------------------------------------
              LOUISIANA - 2.2%

  4,000,000   Louisiana Public Facilities Authority, Revenue Bonds, Series 1992, Baton Rouge Water
                Works Company Project, 6.400%, 2/01/10 (Alternative Minimum Tax)  2/03 at 101       AA-      4,342,480


----------------------------------------------------------------------------------------------------------------------
              MASSACHUSETTS - 0.7%

  1,270,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, MetroWest
                Health, Inc. Issue, Series C, 6.500%, 11/15/18 (Pre-refunded to 11/15/02)11/02 at 102Aaa     1,414,437

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              MICHIGAN - 6.7%

 $4,000,000   Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds,
                Series 1996-C, 5.950%, 12/01/17                                   6/06 at 102       AA+    $ 4,176,400

  8,240,000   Michigan Housing Development Authority, Limited Obligation Revenue Bonds
                (Greenwood Villa Project), Series 1992, 6.625%, 9/15/17           9/02 at 103       Aaa      8,769,420


----------------------------------------------------------------------------------------------------------------------
              NEVADA - 1.6%

              Clark County, Nevada, Las Vegas-McCarran International Airport,
              Passenger Facility Charge Revenue Bonds, Series 1992B:
  1,955,000     6.500%, 7/01/12 (Alternative Minimum Tax)                         7/02 at 102         A      2,094,431
  1,000,000     6.250%, 7/01/22 (Alternative Minimum Tax)                         7/02 at 102         A      1,057,920


----------------------------------------------------------------------------------------------------------------------
              NEW YORK - 10.4%

  2,130,000   Dormitory Authority of the State of New York, City University System Consolidated,
                Second General Resolution Revenue Bonds, Series 1990C,
                7.500%, 7/01/10                                                  No Opt. Call      Baa1      2,597,791

  2,000,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount Sinai Hospital),
                6.250%, 8/15/12                                                   8/02 at 102       AAA      2,141,420

  1,060,000   The City of New York, New York, General Obligation Bonds, Fiscal 1992 Series B,
                7.000%, 2/01/18                                               2/02 at 101 1/2        A3      1,160,562

              New York City, General Obligation Bonds, Fiscal 1992 Series C-1:
  1,515,000     7.000%, 8/01/17 (Pre-refunded to 8/01/02)                     8/02 at 101 1/2       Aaa      1,705,799
    235,000     7.000%, 8/01/17                                               8/02 at 101 1/2        A3        259,513

  1,280,000   New York City, General Obligation Bonds, Fiscal 1993 Series D, 7.500%, 2/01/18
                (Pre-refunded to 2/01/02)                                     2/02 at 101 1/2       Aaa      1,448,525

    220,000   New York City, General Obligation Bonds, Fiscal 1992 Series D,
                7.500%, 2/01/18                                               2/02 at 101 1/2        A3        244,695

              New York City, General Obligation Bonds, Fiscal 1991 Series B:
    745,000     7.000%, 6/01/12 (Pre-refunded to 6/01/01)                     6/01 at 101 1/2       Aaa        817,645
    255,000     7.000%, 6/01/12                                               6/01 at 101 1/2        A3        276,293

              New York City, General Obligation Bonds, Fiscal 1992 Series H:
  1,765,000     7.100%, 2/01/11 (Pre-refunded to 2/01/02)                     2/02 at 101 1/2        A3***   1,967,269
    235,000     7.100%, 2/01/11                                               2/02 at 101 1/2        A3        258,547

  4,000,000   New York City, Municipal Water Finance Authority, Water and Sewer Revenue Bonds,
                Fiscal 1993 Series A, 6.000%, 6/15/17                         6/02 at 101 1/2        A2      4,246,960

  2,785,000   New York City, Municipal Water Finance Authority (New York), Water and Sewer System
                Revenue Bonds, Fixed Rate Fiscal 1993 Series B Bonds, 6.375%, 6/15/22
                (Pre-refunded to 6/15/02)                                         6/02 at 101        A2***   3,051,302


----------------------------------------------------------------------------------------------------------------------
              PENNSYLVANIA - 6.2%

  2,000,000   Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Drexel University),
                Series 1993, 6.375%, 5/01/17                                      5/03 at 102         A      2,154,060

  4,000,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue of 1992
                (FNMA Insured Mortgage Loans), 6.500%, 7/01/23                    7/02 at 102       Aaa      4,282,080

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              PENNSYLVANIA - continued

$ 2,500,000   Cambria County Hospital Development Authority (Pennsylvania), Hospital Revenue
                Refunding and Improvement Bonds, Series B of 1992 (Conemaugh Valley Memorial
                Hospital Project), 6.375%, 7/01/18                                7/02 at 102       AAA    $ 2,727,475

  2,435,000   Dauphin County, Pennsylvania, Industrial Development Authority, Water Development
                Refunding Revenue Bonds, Series 1992B (Dauphin Consolidated Water Supply Company),
                6.700%, 6/01/17                                                  No Opt. Call         A      2,875,565


----------------------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA - 3.1%

  4,000,000   South Carolina Public Service Authority, Revenue Bonds, 1992 Refunding Series A,
                6.375%, 7/01/11                                                   7/02 at 102       Aa2      4,327,960

    310,000   City of Spartanburg, South Carolina, Water System Improvement Refunding Revenue Bonds,
                Series 1992, 6.250%, 6/01/17                                      6/02 at 101       AA-        332,345

  1,290,000   Spartanburg Water System Improvement Revenue Bonds, Series 1992 Refunding,
                6.250%, 6/01/17 (Pre-refunded to 6/01/02)                         6/02 at 101       Aaa      1,404,758


----------------------------------------------------------------------------------------------------------------------
              SOUTH DAKOTA - 2.2%

  4,000,000   South Dakota Health and Educational Facilities Authority, Revenue Bonds, Series 1992
                (Rapid City Regional Hospital Issue), 6.150%, 9/01/18             9/02 at 102       Aaa      4,325,080


----------------------------------------------------------------------------------------------------------------------
              TENNESSEE - 2.5%

  4,420,000   Memphis-Shelby County Airport Authority (Tennessee), Special Facilities Revenue
                Refunding Bonds, Series 1992 (Federal Express Corporation),
                6.750%, 9/01/12                                                   9/02 at 102       BBB      4,859,260


----------------------------------------------------------------------------------------------------------------------
              TEXAS - 6.2%

  3,755,000   Grand Prairie Industrial Development Authority, Industrial Development Revenue Refunding
                Bonds, Series 1992 (Baxter International Inc. Project)
                6.550%, 12/01/12                                                 12/02 at 102         A      4,059,305

  2,500,000   Harris County Health Facilities (Texas), Development Corporation Hospital Revenue Bonds
                (Hermann Hospital), Series 1994, 6.375%, 10/01/17
                (Pre-refunded to 10/01/04)                                       10/04 at 101       Aaa      2,809,675

  5,000,000   North Central Texas Health Facilities Development Corporation, Hospital Revenue Refunding
                Bonds-1995 (Baylor Health Care System), 5.250%, 5/15/16           5/06 at 102        AA      5,066,300


----------------------------------------------------------------------------------------------------------------------
              VIRGINIA - 2.2%

  4,000,000   Virginia Housing Development Authority, Commonwealth Mortgage
                Bonds, 1992 Series A, 7.100%, 1/01/22                             1/02 at 102       Aa1      4,199,120


----------------------------------------------------------------------------------------------------------------------
              WASHINGTON - 9.9%

  5,840,000   State of Washington, Certificates of Participation, Series 1991-A, State Office Building
                Project, 6.000%, 4/01/12                                          4/01 at 102       AA-      6,113,195

  4,000,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue
                Bonds, Series 1992A, 6.500%, 7/01/15 (Pre-refunded to 7/01/02)    7/02 at 102       Aa1***   4,417,280

  4,000,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue
                Bonds, Series 1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)    7/01 at 102       Aaa      4,394,680

  4,000,000   Port of Seattle, Washington, Revenue Bonds, Series 1992B, 6.000%, 11/01/17
                (Alternative Minimum Tax)                                        11/02 at 100       AA-      4,153,560

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              WEST VIRGINIA - 4.4%
 $1,855,000   West Virginia School Building Authority, Capital Improvement Revenue Bonds, Series 1992-A,
                6.500%, 7/01/12 (Pre-refunded to 7/01/02)                         7/02 at 102      A***    $ 2,049,274

    395,000   West Virginia School Building Authority, Capital Improvement Revenue Bonds,
                Series 1992-A, 6.500%, 7/01/12 (Pre-refunded to 7/01/02)          7/02 at 102       Aaa        431,111

  2,500,000   Berkeley County Building Commission (West Virginia), Hospital Revenue Bonds (City
                Hospital Project), Series 1992, 6.500%, 11/01/09                 11/02 at 102      BBB+      2,711,474

  3,000,000   Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power
                Company Project), Series 1992J, 6.600%, 10/01/22                 10/02 at 102      Baa1      3,236,819

----------------------------------------------------------------------------------------------------------------------
$176,000,000  Total Investments - (cost $174,847,841) - 98.6%                                              191,211,766
============
              Temporary Investments in Short-Term Municipal Securities - 0.3%

 $  300,000   North Central Texas Health Facilities Development Corporation (Presbyterian Medical
                Center), Variable Rate Demand Bonds, 3.750%, 12/01/15+                           VMIG-1        300,000

    200,000   The Port of Portland, Pollution Control Revenue Bonds (Reynolds Metals Company),
                Variable Rate Demand Bonds, 3.750%, 12/01/09+                                       P-1        200,000

----------------------------------------------------------------------------------------------------------------------
$    500,000  Total Temporary Investments - 0.3%                                                               500,000
============
              Other Assets Less Liabilities - 1.1%                                                           2,187,690
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $193,899,456
              ========================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 Portfolio of Investments
                                                 Nuveen Insured California Select
                                                 Tax-Free Income Portfolio (NXC)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              EDUCATION AND CIVIC ORGANIZATIONS - 2.3%

$ 2,050,000   California Educational Facilities Authority, Refunding Revenue Bonds, Series 1992 (Loyola
                Marymount University), 6.000%, 10/01/14                          10/01 at 100       Aaa    $ 2,163,488


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 9.1%

  1,000,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds (Adventist
                Health System/West), 1991 Series B, 6.500%, 3/01/11               3/01 at 102       Aaa      1,072,470

  2,500,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds (Scripps
                Memorial Hospitals), Series 1992A, 6.400%, 10/01/12              10/02 at 102       Aaa      2,732,800

  4,000,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds
                (San Diego Hospital Association), Series 1992B, 6.125%, 8/01/11   8/02 at 102       Aaa      4,335,480

    500,000   California Statewide Communities Development Authority, Certificates of Participation
                (Sutter Health Obligated Group), Series 1993, 5.500%, 8/15/23     8/03 at 102       Aaa        511,205


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 4.5%

  4,000,000   City of Oakland, Alameda County, California, General Obligation Bonds, Series 1992,
                6.000%, 6/15/17                                                   6/02 at 102       Aaa      4,296,800


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 17.2%

  2,320,000   Brea Public Financing Authority (Orange County, California), 1991 Lease Revenue Bonds,
                Series A, 6.250%, 7/01/21                                         7/00 at 102       Aaa      2,462,146

  2,430,000   County of Los Angeles, Certificates of Participation (Edmund D. Edelman Children's Court
                and Petersen Museum Projects), 6.000%, 4/01/12                    4/02 at 102       Aaa      2,597,208

  1,500,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A,
                Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.625%, 7/01/18 7/03 at 102       Aaa      1,556,295

  4,000,000   San Bernardino County, California, Certificates of Participation (1992 West Valley
                Detention Center Refinancing Project), 6.000%, 11/01/18          11/02 at 102       Aaa      4,305,880

  1,000,000   Tulare County, California, Certificates of Participation (1992 Financing Project), Series A,
                6.125%, 11/15/12                                                 11/02 at 102       Aaa      1,088,610

  4,000,000   Walnut Public Financing Authority (Los Angeles County, California), 1992 Tax Allocation
                Revenue Bonds (Walnut Improvement Project), 6.500%, 9/01/22       9/02 at 102       Aaa      4,396,280


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 14.8%

  3,675,000   Palm Springs Financing Authority, Palm Springs Regional Airport, Revenue Bonds,
                Series 1992, 6.000%, 1/01/12 (Alternative Minimum Tax)            1/02 at 102       Aaa      3,878,779

  3,750,000   Port of Oakland (California), Revenue Bonds, Series 1992-E, 6.500%, 11/01/16
                (Alternative Minimum Tax)                                        11/02 at 102       Aaa      4,110,300

  3,500,000   San Francisco Airports Commission, San Francisco International Airport, Second Series
                Refunding Revenue Bonds, Issue 1, 6.300%, 5/01/11                 5/02 at 102       Aaa      3,801,770

  2,150,000   Airports Commission, City and County of San Francisco, California, San Francisco
                International Airport, Second Series Refunding Revenue Bonds, Issue 3 Bonds,
                6.200%, 5/01/20 (Alternative Minimum Tax)                         5/03 at 102       Aaa      2,308,950

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              U.S. GUARANTEED - 24.4%

 $3,500,000   State Public Works Board of the State of California, Lease Revenue Bonds (Department of
                Corrections), 1991 Series A (State Prisons-Imperial County),
                6.500%, 9/01/17                                                  No Opt. Call       Aaa   $  4,164,335

  4,000,000   The Community Redevelopment Agency of the City of Los Angeles, California, Hollywood
                Redevelopment Project, Tax Allocation Bonds, Series B, 6.100%, 7/01/22
                (Pre-refunded to 7/01/02)                                         7/02 at 102       Aaa      4,385,200

  1,500,000   Modesto Irrigation District Financing Authority, Domestic Water Project Revenue Bonds,
                Series 1992A, 6.125%, 9/01/19 (Pre-refunded to 9/01/02)           9/02 at 102       Aaa      1,647,555

              Rio Linda Union School District (California), General Obligation Bonds, Series 1992-A:
    475,000     6.250%, 8/01/15 (Pre-refunded to 8/01/02)                         8/02 at 102       Aaa        524,205
  3,310,000     6.375%, 8/01/17 (Pre-refunded to 8/01/02)                         8/02 at 102       Aaa      3,669,168

  3,800,000   Sacramento Municipal Utility District (California), Electric Revenue Bonds, 1992 Series B,
                6.375%, 8/15/22 (Pre-refunded to 8/15/02)                         8/02 at 102       Aaa      4,215,150

  4,000,000   County of San Diego (California), Certificates of Participation (1994 Inmate Reception
                Center and Cooling Plant Financing), 6.750%, 8/01/14
                (Pre-refunded to 8/01/04)                                         8/04 at 102       Aaa      4,629,320


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 11.4%

  3,450,000   M-S-R Public Power Agency (California), San Juan Project Revenue Bonds, Series 1991E,
                6.000%, 7/01/22                                                   7/01 at 100       Aaa      3,602,456

  2,430,000   Modesto Irrigation District, California, Certificates of Participation (Refunding and Capital
                Improvements Project), Series 1991A, 6.000%, 10/01/21            10/01 at 100       Aaa      2,537,236

  3,000,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds,
                1992 Refunding Series A, 6.250%, 7/01/12                          7/02 at 102       Aaa      3,266,280

  1,225,000   Turlock Irrigation District (California), Revenue Refunding Bonds, Series 1992-A,
                6.250%, 1/01/12                                                  No Opt. Call       Aaa      1,410,208


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 15.0%

  4,000,000   Eastern Municipal Water District (Riverside County, California), Water and Sewer Revenue
                Refunding Certificates of Participation, Series 1991A, 6.300%, 7/01/207/01 at 101   Aaa      4,259,720

  1,250,000   Fairfield-Suisun Sewer District (Solano County California), Sewer Revenue Refunding Bonds,
                Series 1991A, 6.250%, 5/01/16                                     5/01 at 102       Aaa      1,338,924

  4,000,000   City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1992-B,
                6.250%, 6/01/12                                                   6/02 at 102       Aaa      4,366,200

  4,000,000   Walnut Valley Water District (California), Certificates of Participation (Badillo/Grand
                Transmission Project), Series 1992, 6.125%, 2/01/18               2/01 at 102       Aaa      4,249,040

----------------------------------------------------------------------------------------------------------------------
 $86,315,000  Total Investments - (cost $85,617,301) - 98.7%                                                93,883,458
============

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value

              Temporary Investments in Short-Term Municipal Securities - 0.2%

$    200,000  Orange County Water District, Variable Rate Demand Bonds, 3.600%, 8/15/15+         VMIG-1    $   200,000
============
              Other Assets Less Liabilities - 1.1%                                                           1,080,975
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                            $95,164,433
              ========================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 Portfolio of Investments
                                                 Nuveen Insured New York Select
                                                 Tax-Free Income Portfolio (NXN)
 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              EDUCATION AND CIVIC ORGANIZATIONS - 24.8%

 $1,100,000   Dormitory Authority of the State of New York, Mount Sinai School of Medicine, Insured
                Revenue Bonds, Series 1991, 6.750%, 7/01/15                       7/01 at 102       Aaa    $ 1,197,185

  2,400,000   Dormitory Authority of the State of New York, Hamilton College, Insured Revenue Bonds,
                Series 1991, 6.500%, 7/01/21                                      7/01 at 102       Aaa      2,594,064

    570,000   Dormitory Authority of the State of New York, City University System Consolidated, Second
                General Resolution Revenue Bonds, Series 1990C, 7.500%, 7/01/10  No Opt. Call       Aaa        716,997

  2,050,000   Dormitory Authority of the State of New York, Ithaca College, Insured Revenue Bonds,
                Series 1991, 6.500%, 7/01/10                                      7/01 at 102       Aaa      2,219,658

  1,370,000   Dormitory Authority of the State of New York, Siena College, Insured Revenue Bonds,
                Series 1992, 6.000%, 7/01/11                                      7/02 at 102       Aaa      1,474,024

  2,250,000   Dormitory Authority of the State of New York, New York University,
                Insured Revenue Bonds, Series 1991, 6.250%, 7/01/09               7/01 at 102       Aaa      2,432,205

  2,500,000   Dormitory Authority of the State of New York, Marist College, Insured Revenue Bonds,
                Series 1992, 6.000%, 7/01/12                                      7/02 at 102       Aaa      2,679,750

  1,000,000   New York City Industrial Development Agency, Civic Facility Revenue Bonds (USTA
                National Tennis Center Incorporated Project), 6.375%, 11/15/14   11/04 at 102       Aaa      1,113,070


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE - 4.7%

  2,500,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount Sinai Hospital),
                6.250%, 8/15/12                                                   8/02 at 102       Aaa      2,711,850


----------------------------------------------------------------------------------------------------------------------
              HOUSING/MULTIFAMILY - 4.8%

  1,245,000   New York State Housing Finance Agency, Insured Multi-Family Housing Mortgage Revenue
                Bonds, Series 1992C (FHA Insured), 6.450%, 8/15/14                8/02 at 102       Aaa      1,313,911

  1,410,000   New Hartford Housing Development Corporation, Mortgage Revenue Refunding Bonds,
                Series 1992-A (Village Point Project-FHA Insured Mortgage Loan-Section 8 Assisted
                Project), 7.375%, 1/01/24                                         7/02 at 100       Aaa      1,498,943


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/GENERAL - 3.4%

              Town of Clarkstown, Rickland County, New York, Various Purpose
              Serial Bonds - 1992:
    505,000     5.600%, 6/15/10                                                  No Opt. Call       Aaa        550,001
    525,000     5.600%, 6/15/11                                                  No Opt. Call       Aaa        571,867
    525,000     5.600%, 6/15/12                                                  No Opt. Call       Aaa        570,113

    255,000   The City of New York (New York), General Obligation Bonds, Fiscal 1992 Series C,
                6.250%, 8/01/11                                               8/02 at 101 1/2       Aaa        276,471


----------------------------------------------------------------------------------------------------------------------
              TAX OBLIGATION/LIMITED - 8.8%

    200,000   New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 1995B,
                5.125%, 4/01/15                                                   4/05 at 102       Aaa        199,910

  2,105,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1992 Series B, 6.250%, 8/15/18         2/02 at 102       Aaa      2,269,885

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              TAX OBLIGATION/LIMITED - continued

 $  250,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                Improvement Revenue Bonds, 1992 Series D, 6.100%, 8/15/13         8/02 at 102       Aaa    $   270,418

  2,250,000   Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series 1991A,
                6.625%, 1/01/17                                                   1/01 at 102       Aaa      2,419,290


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 7.3%

  1,500,000   New York State Thruway Authority, General Revenue Bonds,
                Series 1992A, 5.500%, 1/01/23                                     1/02 at 100      Aaa       1,520,625

  2,500,000   Port of Authority of New York and New Jersey, Consolidated Revenue Bonds, Ninety-Seventh
                Series, 6.500%, 7/15/19 (Alternative Minimum Tax)                 1/05 at 101       Aaa      2,734,300


----------------------------------------------------------------------------------------------------------------------
              U.S. GUARANTEED - 30.8%

  1,560,000   Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds
                (Suffolk County Issue), Series 1986, 7.375%, 7/01/16             No Opt. Call       Aaa      1,968,923

  2,500,000   New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured
                Mortgage Revenue Bonds, 1994 Series A (AMBAC Insured Series), 6.750%, 8/15/14
                (Pre-refunded to 2/15/05)                                         2/05 at 102       Aaa      2,892,575

  2,000,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds,
                Series 1992, 6.000%, 4/01/10 (Pre-refunded to 4/01/02)            4/02 at 102       Aaa      2,156,280

  3,500,000     Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1992B, 6.250%, 7/01/17 (Pre-refunded to
                7/01/02) 7/02 at 102 Aaa 3,850,140

  2,250,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series J,
                6.375%, 7/01/10 (Pre-refunded to 7/01/02)                         7/02 at 102       Aaa      2,485,958

  2,000,000   New York City, General Obligation Bonds, Fiscal 1995 Series B, 6.950%, 8/15/12
                (Pre-refunded to 8/15/04)                                         8/04 at 101       Aaa      2,314,940

  1,000,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Series 1992C, 6.200%, 6/15/21
                (Pre-refunded to 6/15/02)                                     6/02 at 101 1/2       Aaa      1,093,140

    630,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1992 Series A, 6.250%, 6/15/21
                (Pre-refunded to 6/15/01)                                         6/01 at 100       Aaa        671,498

    485,000   Suffolk County Water Authority (New York), Waterworks Revenue Bonds, Series 1986-V,
                6.750%, 6/01/12                                                  No Opt. Call       AAA        533,723


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 3.6%

  1,945,000   New York State Power Authority, General Purpose Bonds,
                Series 1992 AA, 6.250%, 1/01/23                                   1/02 at 102       Aaa      2,094,006


----------------------------------------------------------------------------------------------------------------------
              WATER AND SEWER - 9.9%

  4,900,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                 Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18                 6/02 at 101 1/2       Aaa      5,101,536

    620,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue
                Bonds, Fiscal 1992 Series A, 6.250%, 6/15/21                      6/01 at 100       Aaa        652,382

----------------------------------------------------------------------------------------------------------------------
$52,400,000   Total Investments - (cost $52,291,169) - 98.1%                                                57,149,638
===========

 Principal                                                                      Optional Call                   Market
     Amount   Description                                                         Provisions* Ratings**          Value
              Temporary Investments in Short-Term Municipal Securities - 1.0%

 $  100,000   New York State Energy Research and Development Authority, Pollution Control Refunding
                Revenue Bonds (New York State Electric & Gas Corporation Project), 1994 Series C,
                Variable Rate Demand Bonds, 3.650%, 6/01/29+                                     VMIG-1    $   100,000

    465,000   New York State Job Development Authority, Alternative Minimum Tax, Variable Rate
                Demand Bonds, 3.800%, 3/01/05+ (Alternative Minimum Tax)                         VMIG-1        465,000

----------------------------------------------------------------------------------------------------------------------
$   565,000   Total Temporary Investments - 1.0%                                                               565,000
==========
              Other Assets Less Liabilities - 0.9%                                                             535,743
              --------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $ 58,250,381
              ========================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                               Statement of Net Assets
                               March 31, 1998

                                                           Select Tax-Free     Select Tax-Free 2     Select Tax-Free 3
Assets
Investments in municipal securities, at market value (note 1) $252,006,034          $267,403,876          $191,211,766
Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value (note 1)         --              1,000,000               500,000
Cash                                                                 4,411                57,441                70,736
Receivables:
   Interest                                                      5,149,258             4,721,517             3,124,001
   Investments sold                                                 85,000                   --                     --
Other assets                                                        25,083                25,532                23,483
----------------------------------------------------------------------------------------------------------------------
      Total assets                                             257,269,786           273,208,366           194,929,986
----------------------------------------------------------------------------------------------------------------------

Liabilities
Accrued expenses:
   Surveillance and administration fees (note 6)                    52,847                67,428                48,634
   Other                                                           123,833               112,826                87,372
Dividends payable                                                1,228,357             1,276,512               894,524
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                          1,405,037             1,456,766             1,030,530
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                           $255,864,749          $271,751,600          $193,899,456
======================================================================================================================
Shares outstanding                                              16,378,097            17,607,068            12,964,123
======================================================================================================================
Net asset value per share outstanding (net assets divided by
   shares outstanding)                                        $      15.62          $      15.43           $     14.96
======================================================================================================================
                                                                              Insured California      Insured New York
                                                                                 Select Tax-Free       Select Tax-Free
Assets
Investments in municipal securities, at market value (note 1)                        $93,883,458           $57,149,638
Temporary investments in short-term municipal securities, at amortized cost, which
   approximates market value (note 1)                                                    200,000               565,000
Cash                                                                                      95,214                24,180
Receivables:
   Interest                                                                            1,455,644               805,259
   Investments sold                                                                           --                    --
Other assets                                                                              14,845                13,951
----------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    95,649,161            58,558,028
----------------------------------------------------------------------------------------------------------------------

Liabilities
Accrued expenses:
   Surveillance and administration fees (note 6)                                          24,222                14,836
   Other                                                                                  47,540                38,852
Dividends payable                                                                        412,966               253,959
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                  484,728               307,647
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                                  $95,164,433           $58,250,381
======================================================================================================================
Shares outstanding                                                                     6,257,068             3,907,068
======================================================================================================================
Net asset value per share outstanding (net assets divided by
  shares outstanding)                                                                $     15.21           $     14.91
======================================================================================================================

See accompanying notes to financial statements.

                               Statement of Operations
                               Year ended March 31, 1998
                                                           Select Tax-Free     Select Tax-Free 2     Select Tax-Free 3
Investment Income
Tax-exempt interest income (note 1)                            $15,729,559           $16,502,708           $11,432,470
----------------------------------------------------------------------------------------------------------------------

Expenses
Surveillance and administration fees (note 6)                      619,418               787,670               565,702
Shareholders' servicing agent fees and expenses                     52,248                49,724                36,569
Custodian's fees and expenses                                       51,700                52,663                46,294
Trustees' fees and expenses (note 6)                                26,440                27,942                20,052
Professional fees                                                   18,145                18,342                16,931
Shareholders' reports - printing and mailing expenses               76,077                91,504                66,768
Stock exchange listing fees                                         24,177                24,177                24,177
Investor relations expense                                          21,915                22,862                16,472
Other expenses                                                      13,382                14,215                10,650
----------------------------------------------------------------------------------------------------------------------

Total expenses                                                     903,502             1,089,099               803,615
----------------------------------------------------------------------------------------------------------------------

Net investment income                                           14,826,057            15,413,609            10,628,855
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                 (17,707)              (20,819)                   --
Net change in unrealized appreciation or depreciation
   of investments                                                7,729,748             8,791,112             7,940,296
----------------------------------------------------------------------------------------------------------------------

Net gain from investments                                        7,712,041             8,770,293             7,940,296
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                     $22,538,098           $24,183,902           $18,569,151
======================================================================================================================

See accompanying notes to financial statements.

                               Statement of Operations
                               Year ended March 31, 1998
                                                                              Insured California      Insured New York
                                                                                 Select Tax-Free       Select Tax-Free
Investment Income
Tax-exempt interest income (note 1)                                                   $5,394,190            $3,328,254
----------------------------------------------------------------------------------------------------------------------

Expenses
Surveillance and administration fees (note 6)                                            281,537               172,596
Shareholders' servicing agent fees and expenses                                           13,582                 9,313
Custodian's fees and expenses                                                             34,267                31,021
Trustees' fees and expenses (note 6)                                                      10,078                 6,354
Professional fees                                                                         14,802                14,316
Shareholders' reports - printing and mailing expenses                                     28,307                22,082
Stock exchange listing fees                                                               16,114                16,114
Investor relations expense                                                                 7,287                 4,688
Other expenses                                                                             6,405                 4,778
----------------------------------------------------------------------------------------------------------------------

Total expenses                                                                           412,379               281,262
----------------------------------------------------------------------------------------------------------------------

Net investment income                                                                  4,981,811             3,046,992
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments Net realized gain (loss)
from investment transactions
   (notes 1 and 4)                                                                         2,045                (1,028)
Net change in unrealized appreciation or depreciation
   of investments                                                                      4,310,650             2,470,172
----------------------------------------------------------------------------------------------------------------------

Net gain from investments                                                              4,312,695             2,469,144
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                            $9,294,506            $5,516,136
======================================================================================================================

See accompanying notes to financial statements.

                               Statement of Changes in Net Assets
                                                                   Select Tax-Free              Select Tax-Free 2
----------------------------------------------------------------------------------------------------------------------
                                                               Year ended     Year ended     Year ended    Year ended
                                                                 3/31/98        3/31/97        3/31/98       3/31/97
Operations
Net investment income                                         $ 14,826,057 $ 14,787,904     $ 15,413,609  $ 15,445,555
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                  (17,707)     (38,357)         (20,819)      (70,141)
Net change in unrealized appreciation or
  depreciation of investments                                    7,729,748    1,518,759        8,791,112       752,365
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                      22,538,098   16,268,306       24,183,902    16,127,779
----------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from undistributed
   net investment income (note 1)                              (14,765,019) (15,035,095)     (15,608,661)  (15,719,586)
----------------------------------------------------------------------------------------------------------------------

   Net increase in net assets                                    7,773,079    1,233,211        8,575,241       408,193
Net assets at beginning of year                                248,091,670  246,858,459      263,176,359   262,768,166
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                     $255,864,749 $248,091,670     $271,751,600  $263,176,359
======================================================================================================================

Balance of undistributed net investment income at end of year   $  132,670   $   71,632       $   47,942    $  242,994
======================================================================================================================

                                                                                               Insured California
                                                                   Select Tax-Free 3             Select Tax-Free
----------------------------------------------------------------------------------------------------------------------
                                                               Year ended     Year ended     Year ended    Year ended
                                                                 3/31/98        3/31/97        3/31/98       3/31/97
Operations
Net investment income                                         $ 10,628,855 $ 10,633,229      $ 4,981,811   $ 4,983,887
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                       --     (678,107)           2,045            --
Net change in unrealized appreciation or
  depreciation of investments                                    7,940,296    2,418,261        4,310,650       718,256
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                      18,569,151   12,373,383        9,294,506     5,702,143
----------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from undistributed
   net investment income (note 1)                              (10,734,291) (10,773,186)      (5,024,425)   (5,030,683)
----------------------------------------------------------------------------------------------------------------------

   Net increase in net assets                                    7,834,860    1,600,197        4,270,081       671,460
Net assets at beginning of year                                186,064,596  184,464,399       90,894,352    90,222,892
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                     $193,899,456 $186,064,596      $95,164,433   $90,894,352
======================================================================================================================

Balance of undistributed net investment income at end of year   $   19,044   $  124,480        $   9,499    $   52,113
======================================================================================================================

                                                                                                 Insured New York
                                                                                                  Select Tax-Free
----------------------------------------------------------------------------------------------------------------------
                                                                                             Year ended    Year ended
                                                                                               3/31/98       3/31/97
Operations
Net investment income                                                                        $ 3,046,992   $ 3,040,417
Net realized gain (loss) from investment transactions (notes 1 and 4)                             (1,028)         (918)
Net change in unrealized appreciation or depreciation of investments                           2,470,172       107,862
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                                     5,516,136     3,147,361
----------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from undistributed
   net investment income (note 1)                                                             (3,047,514)   (3,047,516)
----------------------------------------------------------------------------------------------------------------------

   Net increase in net assets                                                                  2,468,622        99,845
Net assets at beginning of year                                                               55,781,759    55,681,914
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                                    $58,250,381   $55,781,759
======================================================================================================================

Balance of undistributed net investment income at end of year                                 $   82,121    $   82,643
======================================================================================================================


See accompanying notes to financial statements.

                               Notes to Financial Statements

                  1. General Information and Significant Accounting Policies The Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen Insured California Select Tax-Free Income Portfolio
(NXC) and Nuveen Insured New York Select Tax-Free Income Portfolio (NXN).

The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The Trusts' investment adviser, Nuveen Institutional Advisory Corp. ( the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to insure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

The Trusts intend to liquidate all of their assets no later than the year 2017, unless extended, making a single liquidating distribution to share holders at that time. Any extension of these dates may be made only by an amendment to each Trust's declaration of Trust approved by the Board of Trustees and by the shareholders.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with generally accepted accounting principles.

                  Securities Valuation
The prices of municipal bonds in each investment portfolio are provided by a pricing service approved by the Trust's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

                  Securities Transactions
Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 1998, there were no such outstanding purchase commitments in any of the Trusts.

                  Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

                  Income Taxes
Each Trust is a separate taxpayer for federal income tax purposes. Each Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. In light of the Adviser's intention not to adjust the Trusts' investments except under limited conditions, it is expected that the Trusts will generally realize minimal, if any, amounts of both net realized capital gains and market discount. The Trusts intend to retain such minimal amounts and, therefore, will record a provision for federal income taxes on the amounts retained. To the extent more significant amounts of net capital gains are realized, the Trusts may elect to distribute such amounts to shareholders and no federal income tax provision on these amounts will then be required.

Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax for all Trusts and exempt from California state income taxes for Insured California Select Tax-Free and from New York state income taxes for Insured New York Select Tax-Free, to retain such tax-exempt status when distributed to shareholders of the Trusts. All income dividends paid during the fiscal year ended March 31, 1998, have been designated Exempt Interest Dividends.

                  Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

                  Insurance
Insured California Select Tax-Free and Insured New York Select Tax-Free invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Trusts' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Trusts ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Trust. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Trusts' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Trusts the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

                  Derivative Financial Instruments
The Trusts are not authorized to invest in derivative financial instruments.

                  Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.


                  2. Trust Shares
There were no share transactions during the fiscal year ended March 31, 1998, nor during the fiscal year ended March 31, 1997, in any of the Trusts.


                  3. Distributions to Shareholders
On April 1, 1998, the Trusts declared Common share dividend distributions from their tax-exempt net investment income which were paid May 1, 1998, to shareholders of record on April 15, 1998, as follows:

                                                                                                 Insured       Insured
                                                                                              California      New York
                                                           Select       Select       Select       Select        Select
                                                         Tax-Free   Tax-Free 2   Tax-Free 3     Tax-Free      Tax-Free
Dividends per share                                        $.0750       $.0725       $.0690       $.0660        $.0650
======================================================================================================================

                  4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended March 31, 1998, were as follows:

                                                                                                 Insured       Insured
                                                                                              California      New York
                                                           Select       Select       Select       Select        Select
                                                         Tax-Free   Tax-Free 2   Tax-Free 3     Tax-Free      Tax-Free
Purchases:
   Investments in municipal securities                 $3,335,110   $  984,240  $        --  $        --   $        --
   Temporary municipal investments                      4,295,000    6,650,000    3,000,000      900,000     1,600,000
Sales and Maturities:
   Investments in municipal securities                  3,113,200    1,771,960      175,000       27,156        20,000
   Temporary municipal investments                      4,495,000    6,050,000    2,900,000    1,000,000     1,535,000
======================================================================================================================

At March 31, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Trust.

At March 31, 1998, the Trusts had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                 Insured       Insured
                                                                                              California      New York
                                                           Select       Select       Select       Select        Select
                                                         Tax-Free   Tax-Free 2   Tax-Free 3     Tax-Free      Tax-Free
Expiration year:
   2001                                                  $    --       $   --    $  200,114     $296,063      $618,333
   2002                                                       --           --        15,243          --            432
   2003                                                    13,520          --           --           --          1,954
   2004                                                   116,258          --       170,137          --        321,550
   2005                                                    31,707       46,057      674,505          --          1,480
   2006                                                    24,357       44,578        3,603          --            828
----------------------------------------------------------------------------------------------------------------------
Total                                                    $185,842      $90,635   $1,063,602     $296,063      $944,577
======================================================================================================================

                  5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 1998, were as follows:

                                                                                                 Insured       Insured
                                                                                              California      New York
                                                           Select       Select       Select       Select        Select
                                                         Tax-Free   Tax-Free 2   Tax-Free 3     Tax-Free      Tax-Free
Gross unrealized:
   appreciation                                       $28,127,372  $25,936,608  $16,363,925   $8,266,157    $4,858,469
   depreciation                                                --           --           --           --            --
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                           $28,127,372  $25,936,608  $16,363,925   $8,266,157    $4,858,469
======================================================================================================================

                  6. Surveillance and Administration Fees and Other Transactions
                     with Affiliates
Under the Trusts' investment management agreements with the Adviser, each Trust pays an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Trust:

                                                                                                     Select Tax-Free 2
                                                                                                     Select Tax-Free 3
                                                                                    Insured California Select Tax-Free
Average daily net asset value                                   Select Tax-Free       Insured New York Select Tax-Free
----------------------------------------------------------------------------------------------------------------------
For the first $125 million                                          .2500 of 1%                            .3000 of 1%
For the next $125 million                                           .2375 of 1                             .2875 of 1
For the next $250 million                                           .2250 of 1                             .2750 of 1
For the next $500 million                                           .2125 of 1                             .2625 of 1
For the next $1 billion                                             .2000 of 1                             .2500 of 1
For net assets over $2 billion                                      .1875 of 1                             .2375 of 1
----------------------------------------------------------------------------------------------------------------------

The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser or its affiliates.

                  7. Composition of Net Assets
At March 31, 1998, each Trust had an unlimited number of $.01 par value shares of beneficial interest authorized. Net assets consisted of:

                                                           Select Tax-Free     Select Tax-Free 2     Select Tax-Free 3
Capital paid-in                                               $    163,781          $    176,071          $    129,641
Paid-in surplus                                                227,626,768           245,681,943           178,450,448
Balance of undistributed net investment income                     132,670                47,942                19,044
Accumulated net realized gain (loss) from investment transactions (185,842)              (90,964)           (1,063,602)
Net unrealized appreciation of investments                      28,127,372            25,936,608            16,363,925
----------------------------------------------------------------------------------------------------------------------
Net assets                                                    $255,864,749          $271,751,600          $193,899,456
======================================================================================================================
                                                                              Insured California      Insured New York
                                                                                 Select Tax-Free       Select Tax-Free
Capital paid-in                                                                       $   62,571            $   39,071
Paid-in surplus                                                                       87,122,269            54,215,788
Balance of undistributed net investment income                                             9,499                82,121
Accumulated net realized gain (loss) from investment transactions                       (296,063)             (945,068)
Net unrealized appreciation of investments                                             8,266,157             4,858,469
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                           $95,164,433           $58,250,381
======================================================================================================================

                  8. Investment Composition
At March 31, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                                                 Insured       Insured
                                                                                              California      New York
                                                           Select       Select       Select       Select        Select
                                                         Tax-Free   Tax-Free 2   Tax-Free 3     Tax-Free      Tax-Free
Education and Civic Organizations                             5%            7%           2%           2%          25%
Forest and Paper Products                                     2             3           --          --            --
Health Care                                                   9             9           15            9            5
Housing/Multifamily                                           8             9           10           --            5
Housing/Single Family                                         8             8            4           --           --
Tax Obligation/General                                        6             8            4            4            4
Tax Obligation/Limited                                       10             7            5           18            9
Transportation                                                8             6           17           15            7
U.S. Guaranteed                                              42            39           26           25           31
Utilities                                                     1            --           11           12            4
Water and Sewer                                               1             3            6           15           10
Other                                                        --             1           --           --           --
---------------------------------------------------------------------------------------------------------------------
                                                            100%          100%         100%         100%         100%
=====================================================================================================================

Certain long-term and intermediate-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. government or U.S. government agency securities, either of which ensure the timely payment of principal and interest in the event of default (50% for Select Tax-Free, 54% for Select Tax-Free 2, 41% for Select Tax-Free 3, 100% for Insured California Select Tax-Free, and 100% for Insured New York Select Tax-Free). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.

Financial Highlights
Selected data for a share outstanding throughout each period is as follows:
                                         Operating performance

                                                            Net
                                                            realized &         Dividends
                     Net asset           Net                unrealized         from
                     value               invest-            gain (loss)        tax-exempt         Distributions
                     beginning           ment               from invest-       net investment     from
                     of period           income             ments              income             capital gains
Select Tax-Free
Year ended 3/31:
       1998          $15.15              $.90                $.47               $(.90)            $--
       1997           15.07               .90                 .10                (.92)             --
       1996           14.71               .91                 .39                (.94)             --
       1995           14.68               .91                 .11                (.95)            (.04)
       1994           15.03               .91                (.31)               (.95)             --
       1993           13.92               .90                1.00                (.79)             --
3/19/92 to
       3/31/92        14.23               .01                 .01                 --               --
Select Tax-Free 2
Year ended 3/31:
       1998           14.95               .88                .49                 (.89)             --
       1997           14.92               .88                .04                 (.89)             --
       1996           14.57               .88                .38                 (.91)             --
       1995           14.55               .89                .04                 (.91)             --
       1994           14.76               .88                (.18)               (.91)             --
5/21/92 to
       3/31/93        14.15               .71                .70                 (.61)             --
Select Tax-Free 3
Year ended 3/31:
       1998           14.35               .82                .62                 (.83)             --
       1997           14.23               .82                .13                 (.83)             --
       1996           13.90               .83                .34                 (.84)             --
       1995           13.83               .80                .11                 (.84)             --
       1994           14.27               .82                (.42)               (.84)             --
7/24/92 to
       3/31/93        14.15               .52                .27                 (.42)             --

                                                                               Per share
                     Portfolio           Organization       Net asset          market value
                     structuring         and                value end          end of
                     fee                 offering costs     of period          period
Select Tax-Free
Year ended 3/31:
       1998           $--                 $--                $15.62            $15.8750
       1997            --                  --                 15.15             14.7500
       1996            --                  --                 15.07             15.0000
       1995            --                  --                 14.71             14.6250
       1994            --                  --                 14.68             14.3750
       1993            --                  --                 15.03             15.2500
3/19/92 to
       3/31/92        (.21)               (.12)               13.92             15.0000
Select Tax-Free 2
Year ended 3/31:
       1998            --                  --                 15.43             15.3125
       1997            --                  --                 14.95             14.1250
       1996            --                  --                 14.92             14.8750
       1995            --                  --                 14.57             14.0000
       1994            --                  --                 14.55             13.7500
5/21/92 to
       3/31/93        (.13)               (.06)               14.76             14.7500
Select Tax-Free 3
Year ended 3/31:
       1998            --                  --                 14.96             14.9375
       1997            --                  --                 14.35             13.2500
       1996            --                  --                 14.23             13.6250
       1995            --                  --                 13.90             13.0000
       1994            --                  --                 13.83             13.5000
7/24/92 to
       3/31/93        (.13)               (.12)               14.27             14.1250
                                                                               Ratios/Supplemental data
                     Total
                     invest-                                                                    Ratio of
                     ment                                                                       net
                     return              Total              Net assets         Ratio of         investment
                     on                  return on          end of             expenses         income              Portfolio
                     market              net asset          period (in         to average       to average          turnover
                     value**             value**            thousands)         net assets       net assets          rate
Select Tax-Free
Year ended 3/31:
       1998           14.06%              9.24%              $255,865           .36%             5.83%                1%
       1997            4.58               6.79                248,092           .39              5.97                 1
       1996            9.14               8.97                246,858           .36              6.02                 1
       1995            9.14               7.38                240,890           .37              6.32                17
       1994            .23                3.85                240,398           .38              5.90                10
       1993            7.38              13.98                246,166           .27+             6.23                 1
3/19/92 to
       3/31/92          --               (2.18)               212,430           .39*             3.64*               --
Select Tax-Free 2
Year ended 3/31:
       1998           14.92               9.34                271,752           .40              5.72                --
       1997             .93               6.34                263,176           .42              5.86                 2
       1996           13.02               8.79                262,768           .42              5.89                 1
       1995            8.84               6.74                256,548           .41              6.22                12
       1994            (.94)              4.63                256,098           .41              5.79                 1
5/21/92 to
       3/31/93         2.59               8.60                259,876           .42*             5.93*                6
Select Tax-Free 3
Year ended 3/31:
       1998           19.38              10.24                193,899           .42              5.56                --
       1997            3.30               6.85                186,065           .44              5.74                 5
       1996           11.41               8.56                184,464           .44              5.79                 4
       1995            2.82               6.97                180,226           .51              6.09                 7
       1994            1.37               2.64                 89,988           .48              5.60                 8
7/24/92 to
       3/31/93        (2.91)              3.82                 92,845           .49*             5.65*               18

See notes on page 42.

Financial Highlights - continued Selected data for a share outstanding throughout each period is as follows:
                                         Operating performance
                                                            Net
                                                            realized &         Dividends
                     Net asset           Net                unrealized         from
                     value               invest-            gain (loss)        tax-exempt       Distributions
                     beginning           ment               from invest-       net investment   from
                     of period           income             ments              income           capital gains
Insured California
Select Tax-Free
Year ended 3/31:
       1998           $14.53             $.79                $.69               $(.80)           $--
       1997            14.42              .80                 .11                (.80)            --
       1996            14.16              .80                 .27                (.81)            --
       1995            13.92              .80                 .26                (.82)            --
       1994            14.53              .79                (.58)               (.82)            --
6/19/92 to
       3/31/93         14.15              .56                 .52                (.48)            --
Insured New York
Select Tax-Free
Year ended 3/31:
       1998            14.28              .78                .63                 (.78)            --
       1997            14.25              .78                .03                 (.78)            --
       1996            14.04              .78                .21                 (.78)            --
       1995            13.86              .77                .19                 (.78)            --
       1994            14.37              .76               (.49)                (.78)            --
6/19/92 to
       3/31/93         14.15              .52                .43                 (.47)            --

                                                                               Per share
                     Portfolio           Organization       Net asset          market value
                     structuring         and                value end          end of
                     fee                 offering costs     of period          period
Insured California
Select Tax-Free
Year ended 3/31:
       1998           $--                 $--                $15.21            $15.3125
       1997            --                  --                 14.53             13.8750
       1996            --                  --                 14.42             14.2500
       1995            --                  --                 14.16             13.7500
       1994            --                  --                 13.92             14.0000
6/19/92 to
       3/31/93        (.14)               (.08)               14.53             14.8750
Insured New York
Select Tax-Free
Year ended 3/31:
       1998            --                  --                 14.91             15.0000
       1997            --                  --                 14.28             13.3750
       1996            --                  --                 14.25             13.5000
       1995            --                  --                 14.04             13.1250
       1994            --                  --                 13.86             13.5000
6/19/92 to
       3/31/93        (.13)               (.13)               14.37             14.6250

                                                            Ratios/Supplemental data
                     Total
                     invest-                                                                    Ratio of
                     ment                                                                       net
                     return              Total              Net assets         Ratio of         investment
                     on                  return on          end of             expenses         income              Portfolio
                     market              net asset          period (in         to average       to average          turnover
                     value**             value**            thousands)         net assets       net assets          rate
Insured California
Select Tax-Free
Year ended 3/31:
       1998           16.52%              10.41%            $95,164             .44%             5.31%              --%
       1997            3.06                6.46              90,894             .45              5.47               --
       1996            9.80                7.67              90,223             .44              5.50               --
       1995            4.47                7.97              88,586             .48              5.77                7
       1994            (.51)               1.19              87,116             .47              5.27               --
6/19/92 to
       3/31/93         2.39                6.21              90,898             .55*             5.29*              17
Insured New York
Select Tax-Free
Year ended 3/31:
       1998           18.31               10.07              58,250             .49              5.30               --
       1997            4.91                5.79              55,782             .51              5.42               --
       1996            8.94                7.13              55,682             .48              5.44               --
       1995            3.43                7.28              54,855             .57              5.63               14
       1994           (2.54)               1.68              54,159             .54              5.14               --
6/19/92 to
       3/31/93          .74                5.01              56,144             .62*             5.00*              29

* Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

+ Surveillance and Administration fees commenced October 1, 1992.

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Mutual Funds
Nuveen Mutual Funds offer investors access to the Nuveen family of premier advisers, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.


Private Asset Management
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.


Unit Trusts
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance, and daily liquidity at that day's net asset value for quick access to your assets.
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Fund Information


Board of Trustees
James E. Bacon
Anthony T. Dean
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Shelia W. Wellington

Fund Manager
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606



Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

Legal Counsel
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

Independent Auditors
Ernst & Young LLP
Chicago, IL


YEAR 2000
The concern that computer systems may have problems processing date-related information in the year 2000 and beyond has challenged businesses and organizations to thoroughly review all aspects of their operations. We have undertaken just such an approach at Nuveen in preparation for the new millennium.

Over the last 10 years, our trading, fund management and pricing systems at Nuveen -- the systems that directly affect our investors and their financial advisers -- have been updated or replaced to address Year 2000 concerns.

We continue to work closely with our transfer agent, custodian and other service partners to monitor readiness and address remaining systems issues. Our initial testing indicates we are on schedule and we have targeted year-end 1998 to complete verification of vendor compliance and service partner readiness. However, we can give no complete assurance at this time that the steps we have taken will be sufficient to prevent any problems that would impact the Nuveen Exchange-Traded Funds.

Each Portfolio intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended March 31, 1998. Any future repurchases will be reported to shareholders in the next annual or semiannual report.
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Serving Investors for Generations

Photo of: John Nuveen, Sr.


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

LOGO:
NUVEEN
1898-1998
OUR SECOND CENTURY

helping investors sustain the wealth of a lifetime.(sm)

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

PAN-1-3-98